UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08035

                              AFBA 5Star Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              Alexandria, VA 22314
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Kimberley E. Wooding
                            909 N. Washington Street
                              Alexandria, VA 22314
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 703-299-5794
                                                            ------------

                     Date of fiscal year end: March 31, 2004
                                              --------------

                  Date of reporting period: September 30, 2003
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

[insert sar

----------------------------------------
AFBA 5STAR FUND, INC. SEMI-ANNUAL REPORT
----------------------------------------

SEPTEMBER 30, 2003 (UNAUDITED)

AFBA 5STAR FUND, INC. [logo omitted]

This report has been prepared for the general information of AFBA 5Star Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are offered primarily for institutional investors as well as to members, eligible members and employees of AFBA, the 5Star Association and its affiliated companies. Shares of AFBA 5Star Fund, Inc. are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

MESSAGE
TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------



I am pleased to present the AFBA 5Star Fund, Inc. Semi-Annual Report for the six-month period ended September 30, 2003. As you will see, the past six months have been generally a favorable period for investors as the broad markets bounced back after three consecutive calendar years of losses.

The pages that follow include comments from our portfolio management team at Kornitzer Capital Management. I encourage you to read the team's commentary as it provides you with insight into their investment style and strategy.

As of September 30, 2003, the AFBA Funds included roughly 5,750 accounts, totaling $139 million in assets under management. We thank you for your confidence and support and invite you to contact us if we can provide additional services or assistance.


Sincerely,

/S/C.C. Blanton
Chairman

PORTFOLIO
MANAGEMENT REVIEW
--------------------------------------------------------------------------------


DEAR VALUED SHAREHOLDERS:

Thank you for your continued investments in AFBA 5Star Fund, Inc. We appreciate the trust that you have placed in us.

Our intent with this letter is to provide you with some insight into the management of your investment dollars over the past six months. We will do just that in the paragraphs that follow. First, we want to take this opportunity to revisit the state of the securities market just one year ago. Last year, on September 30, 2002, the stock market was mired in a bear market that sent the Dow Jones Industrial Average to a four-year low. The market had slowly and gratingly levied a heavy toll on investor confidence. In our September 30, 2002 Letter to Shareholders we wrote:

     . . .WE THINK THAT SEVERAL YEARS FROM NOW THE CROWD WHO IS CURRENTLY SELLING WILL VIEW THIS PERIOD IN THE MARKET'S HISTORY AS A MISSED BUYING OPPORTUNITY.

As we now write to you one year later, the Dow Jones Industrial Average has risen 25.1% off its September 30, 2002 level. The S&P 500 was up 24.4% over the same period. We mention this because we believe that oftentimes the best course of action (for the long term investor) is to ignore the headlines in the newspapers and to stay invested. Investors who "gave up" on their investments in September 2002 failed to participate in the gains of the past twelve months.

Two factors have played a significant role in the performance of the AFBA Funds over the past six months. First, the long buildup to the U.S. campaign in Iraq had created an environment of extreme uncertainty for investors. Much of that uncertainty was alleviated when U.S. forces quickly squashed Saddam Hussein's regime. We believe that the quickness of the initial invasion played a major factor in the strong performance of the securities markets that followed. Second, fundamental improvements in the U.S. economy have helped buoy the market. Monetary and fiscal stimulus appears to be working in a similar fashion to past cycles. We do not believe this will be a jobless recovery much longer.

Our holdings in technology, consumer cyclical and financial stocks performed very well over the period. Many of our healthcare and pharmaceutical holdings, on the other hand, have not participated in the strong stock recovery. Recently we have been trimming some of our technology positions and adding to our healthcare holdings. The long-term growth prospects of both sectors are equally compelling, but stock valuation differentials now favor healthcare.

Again, thank you for your continued investments in the AFBA 5Star Funds. We look forward to providing you with quality money management in the years ahead.



Sincerely,


/S/John C. Kornitzer             /S/Kent W. Gasaway, CFA

President                        Senior Vice President
Kornitzer Capital Management     Kornitzer Capital Management





/S/Robert Male, CFA

Senior Vice President
Kornitzer Capital Management

--------------------------------------------------------------------------------


                                   INVESTMENT RESULTS - ANNUAL TOTAL RETURN AS OF 9/30/03

                            INCEPTION       ONE YEAR                                               SINCE       LIFE OF FUND
AFBA 5STAR FUND                DATE       ENDED 9/30/03     THREE YEARS*     FIVE YEARS*         INCEPTION*     CUMULATIVE*
---------------------------------------------------------------------------------------------------------------------------
BALANCED
     Class I                  6/3/97          24.71%           0.01%           5.31%                4.49%         32.01%
     Class A                 9/24/01          17.54%             N/A             N/A                5.20%         10.77%
     Class B                 9/24/01          18.67%             N/A             N/A                5.65%         11.71%
     Class C                 9/24/01          22.41%             N/A             N/A                7.16%         14.96%
HIGH YIELD
     Class I                  6/3/97          20.06%           8.82%           7.10%                5.77%         42.59%
     Class A                 9/24/01          15.33%             N/A             N/A                7.70%         16.14%
     Class B                 9/24/01          14.87%             N/A             N/A                7.58%         15.87%
     Class C                 9/24/01          17.90%             N/A             N/A                8.94%         18.85%
LARGE CAP
     Class I                  6/3/97          33.19%          (8.77%)          3.64%                2.90%         19.81%
     Class A                 9/24/01          25.67%             N/A             N/A                0.53%          1.08%
     Class B                 9/24/01          27.16%             N/A             N/A                0.97%          1.97%
     Class C                 9/24/01          30.87%             N/A             N/A                2.60%          5.32%
MID CAP
     Class I                  5/1/02          39.38%             N/A             N/A                2.60%          3.70%
     Class A                  5/1/02          31.42%             N/A             N/A               (1.67%)        (2.36%)
     Class B                  5/1/02          33.17%             N/A             N/A               (1.45%)        (2.05%)
     Class C                  5/1/02          36.92%             N/A             N/A                0.85%          1.20%
SCIENCE & TECHNOLOGY
     Class I                10/12/01          72.07%             N/A             N/A               (0.10%)        (0.20%)
     Class A                10/12/01          62.26%             N/A             N/A               (3.17%)        (6.14%)
     Class B                10/12/01          65.81%             N/A             N/A               (3.23%)        (6.26%)
     Class C                10/12/01          69.56%             N/A             N/A               (1.07%)        (2.10%)
SMALL CAP
     Class I                10/15/01          42.42%             N/A             N/A               10.31%         21.20%
     Class A                10/15/01          34.30%             N/A             N/A                6.91%         13.99%
     Class B                10/15/01          36.29%             N/A             N/A                7.23%         14.65%
     Class C                10/15/01          40.04%             N/A             N/A                9.24%         18.90%
USA GLOBAL
     Class I                  6/3/97          30.68%          (8.25%)          5.23%                3.74%         26.19%
     Class A                 9/24/01          23.16%             N/A             N/A                0.84%          1.71%
     Class B                 9/24/01          24.72%             N/A             N/A                1.34%          2.71%
     Class C                 9/24/01          28.44%             N/A             N/A                2.96%          6.05%


* THREE YEAR, FIVE YEAR AND SINCE INCEPTION RETURNS ARE ANNUALIZED FOR PERIODS GREATER THAN ONE YEAR, CUMULATIVE RETURN IS NOT ANNUALIZED.

Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost. Performance reflects fee waivers in effect. In the absence of fee waivers performance would have been lower. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All indexes are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum deferred sales charge (in the case of Class B and C), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Class A are as follows: AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, and AFBA 5Star USA Global Fund - 5.50%: AFBA 5Star High Yield Fund - 3.75%. The maximum contingent deferred sales charge for Class B Shares are as follows: AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, and AFBA 5Star USA Global Fund - 4.75%: AFBA 5Star High Yield Fund - 4.00%. The maximum contingent deferred sales charge for Class C of all the portfolios is 1.00%.

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)
--------------------------------------------------------------------------------

AFBA 5STAR BALANCED FUND - CLASS A, B, C SHARES VERSUS S&P 500 INDEX AND LIPPER BALANCED FUND INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                    AFBA 5Star              AFBA 5Star              AFBA 5Star
                 Balanced Fund -          Balanced Fund -          Balanced Fund -                          Lipper Balanced
                      Class A                  Class B                 Class C            S&P 500 Index        Fund Index
----------------------------------------------------------------------------------------------------------------------------
9/24/01*                 9450                   10000                   10000                 10000              10000
3/31/02                 11396                   12017                   12017                 10203              10197
9/30/02                  8910                    9315                    9315                  7312               8582
3/31/03                  9517                    9913                    9911                  7678               8885
9/30/03                 11077                   11172                   11496                  9094              10057


*INCEPTION OF CLASSES A, B AND C



AFBA 5STAR LARGE CAP FUND - CLASS A, B, C SHARES VERSUS S&P 500 INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                         AFBA 5Star               AFBA 5Star              AFBA 5Star -
                       LargeCap Fund -          Large Cap Fund -         Large Cap Fund
                           Class A                  Class B                 Class C                S&P 500 Index
----------------------------------------------------------------------------------------------------------------
9/24/01*                      9450                   10000                   10000                    10000
3/31/02                      11658                   12279                   12289                    10203
9/30/02                       7601                    7977                    7987                     7312
3/31/03                       7996                    8357                    8367                     7678
9/30/03                      10108                   10197                   10532                     9094


*INCEPTION OF CLASSES A, B AND C



AFBA 5STAR HIGH YIELD FUND - CLASS A, B, C SHARES
VERSUS MERRILL LYNCH HIGH YIELD CASH BOND INDEX AND
LIPPER HIGH YIELD FUND INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                 AFBA 5Star              AFBA 5Star  -             AFBA 5Star                                   Merrill Lynch High
               High Yield Fund -         High Yield Fund        High Yield Fund -       Lipper High Yield        Yield Cash Bond
                    Class A                  Class B                 Class C               Fund Index               Fund Index
-----------------------------------------------------------------------------------------------------------------------------------
9/24/01*               9625                   10000                   10000                  10000                     10000
3/31/02               10072                   10429                   10429                   9823                     10754
9/30/02                9686                    9999                    9996                   8997                      9776
3/31/03               10466                   10760                   10754                  10136                     11148
9/30/03               11614                   11586                   11885                  11382                     12536


*INCEPTION OF CLASSES A, B AND C



AFBA 5STAR USA GLOBAL FUND - CLASS A, B, C SHARES VERSUS S&P 500 INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                       AFBA 5Star USA           AFBA 5Star USA          AFBA 5Star USA
                        Global Fund -            Global Fund -           Global Fund -
                           Class A                  Class B                 Class C                S&P 500 Index
----------------------------------------------------------------------------------------------------------------
9/24/01*                      9450                   10000                   10000                    10000
3/31/02                      12139                   12791                   12791                    10203
9/30/02                       7802                    8184                    8193                     7312
3/31/03                       8118                    8491                    8491                     7678
9/30/03                      10171                   10271                   10605                     9094


*INCEPTION OF CLASSES A, B AND C

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)
--------------------------------------------------------------------------------

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX AND LIPPER SCIENCE & TECHNOLOGY FUND INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

               AFBA 5Star Science &      AFBA 5Star Science &      AFBA 5Star Science &                         Lipper Science &
                  Technology Fund -       Technology Fund -           Technology Fund -                             Technology
                       Class A                  Class B                    Class C            S&P 500 Index         Fund Index
---------------------------------------------------------------------------------------------------------------------------------
10/12/01*               9450                     10000                      10000                 10000               10000
3/31/02                10745                     11330                      11330                 10577               10429
9/30/02                 5462                      5740                       5740                  7580                5677
3/31/03                 6369                      6670                       6670                  7959                6565
9/30/03                 9386                      9374                       9790                  9428                8873


*INCEPTION OF CLASSES A, B AND C



AFBA 5STAR SMALL CAP FUND - CLASS A, B, C SHARES VERSUS
S&P 600 SMALL CAP INDEX AND LIPPER SMALL CAP FUND INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                      AFBA 5Star               AFBA 5Star             AFBA 5Star
                    Small Cap Fund -         Small Cap Fund -       Small Cap Fund -             S&P 600           Lipper Small
                        Class A                  Class B                Class C              Small Cap Index      Cap Fund Index
---------------------------------------------------------------------------------------------------------------------------------
10/15/01*                 9450                    10000                 10000                     10000                10000
3/31/02                  11907                    12570                 12570                     12198                11328
9/30/02                   8816                     8430                  8430                      9280                 8358
3/31/03                   7806                     8170                  8170                      9173                 8460
9/30/03                  11399                    11465                 11890                     11773                10995


*INCEPTION OF CLASSES A, B AND C



AFBA 5STAR MID CAP FUND - CLASS A, B, C SHARES VERSUS S&P 400 MID CAP INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                          AFBA 5Star                        AFBA 5Star                       AFBA 5Star
                         Mid Cap Fund -                    Mid Cap Fund -                   Mid Cap Fund -               S&P 400
                            Class A                           Class B                          Class C                Mid Cap Index
-----------------------------------------------------------------------------------------------------------------------------------
5/1/02*                       9450                             10000                           10000                      10000
9/30/02                       7021                              7058                            7336                       7604
3/31/03                       7324                              7690                            7690                       7692
9/30/03                       9764                              9795                           10120                       9634


*INCEPTION OF CLASSES A, B AND C

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)
--------------------------------------------------------------------------------


AFBA 5STAR BALANCED FUND - CLASS I SHARES VERSUS
S&P 500 INDEX AND LIPPER BALANCED FUND INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                         AFBA 5Star
                       Balanced Fund -            Lipper Balanced
                           Class I                  Fund Index        S&P 500 Index
--------------------------------------------------------------------------------------
6/3/97*                      10000                   10000                   10000
3/31/98                      11676                   12051                   13162
3/31/99                      10913                   13059                   15595
3/31/00                      12811                   14424                   18395
3/31/01                      12685                   13627                   14412
3/31/02                      13609                   13964                   14448
3/31/03                      11335                   12168                   10873
9/30/03                      13201                   13772                   12878


*INCEPTION



AFBA 5STAR LARGE CAP FUND - CLASS I SHARES
VERSUS S&P 500 INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                           AFBA 5Star
                        Large Cap Fund -
                            Class I              S&P 500 Index
--------------------------------------------------------------
6/3/97*                      10000                   10000
3/31/98                      11892                   13162
3/31/99                      11723                   15595
3/31/00                      15031                   18395
3/31/01                      13533                   14412
3/31/02                      13787                   14448
3/31/03                       9481                   10873
9/30/03                      11981                   12878

*INCEPTION




AFBA 5STAR HIGH YIELD FUND - CLASS I SHARES
VERSUS MERRILL LYNCH HIGH YIELD CASH BOND INDEX
AND LIPPER HIGH YIELD FUND INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                      AFBA 5Star High
                        Yield Fund -           Merrill Lynch High             Lipper High
                           Class I            Yield Cash Bond Index         Yield Fund Index
--------------------------------------------------------------------------------------------
6/3/97*                     10000                    10000                       10000
3/31/98                     10948                    11123                       11361
3/31/99                     10023                    11340                       11221
3/31/00                     10452                    11189                       11221
3/31/01                     11862                    11646                       10639
3/31/02                     12357                    11865                       10223
3/31/03                     12865                    12300                       10549
9/30/03                     14259                    13831                       11845


*INCEPTION



AFBA 5STAR USA GLOBAL FUND - CLASS I SHARES
VERSUS S&P 500 INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                       AFBA 5Star USA
                        Global Fund -
                           Class I               S&P 500 Index
--------------------------------------------------------------
6/3/97*                      10000                   10000
3/31/98                      11227                   13162
3/31/99                      11168                   15595
3/31/00                      17100                   18395
3/31/01                      13793                   14412
3/31/02                      15006                   14448
3/31/03                      10060                   10873
9/30/03                      12618                   12878

*INCEPTION

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)
--------------------------------------------------------------------------------

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS I SHARES VERSUS
S&P 500 INDEX AND LIPPER SCIENCE & TECHNOLOGY FUND INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                     AFBA 5Star Science &
                       Technology Fund -                                 Lipper Science &
                           Class I               S&P 500 Index         Technology Fund Index
--------------------------------------------------------------------------------------------
10/12/01*                   10000                    10000                    10000
3/31/02                     11380                    10577                    10429
3/31/03                      6760                     7959                     6565
9/30/03                      9980                     9428                     8873


*INCEPTION




AFBA 5STAR SMALL CAP FUND - CLASS I SHARES VERSUS
S&P 600 SMALL CAP INDEX AND LIPPER SMALL CAP FUND INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]


                AFBA 5Star Small     S&P 600 Small     Lipper Small Cap
               Cap Fund - Class I      Cap Index          Fund Index
-----------------------------------------------------------------------
10/15/01*              10000              10000              10000
3/31/02                12620              12198              11328
3/31/03                 8290               9173               8460
9/30/03                12120              11773              10995

*INCEPTION



AFBA 5STAR MID CAP FUND - CLASS I SHARES
VERSUS S&P 400 MID CAP INDEX

[LINE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

                     AFBA 5Star Mid Cap            S&P 400
                        Fund - Class I           Mid Cap Index
----------------------------------------------------------------
5/1/02*                      10000                   10000
3/31/03                       7770                    7692
9/30/03                      10370                    9634

*INCEPTION

AFBA 5STAR
BALANCED FUND
--------------------------------------------------------------------------------



SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------


SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 45.21%
AEROSPACE -- 0.59%
    5,000       Lockheed Martin Corp....................................................................   $   230,750
----------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL -- 0.52%
   20,000       The ServiceMaster Co....................................................................       205,200
----------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.23%
   15,000       ConAgra Foods, Inc......................................................................       318,600
   16,000       H.J. Heinz Co...........................................................................       548,480
    5,000       Kellog Co...............................................................................       166,750
   10,000       McDonald's Corp.........................................................................       235,400
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,269,230
ENERGY -- 10.74%
    5,000       Amerada Hess Corp.......................................................................       250,500
   10,000       Anadarko Petroleum Corp.................................................................       417,600
   25,000       BP PLC (a)..............................................................................       641,500
    2,820       Callon Petroleum Co.*...................................................................        21,065
   15,000       ChevronTexaco Corp......................................................................     1,071,750
    1,565       Eagle GeoPhysical, Inc.* (d)............................................................             0
   10,000       Exxon Mobil Corp........................................................................       366,000
    4,500       Frontier Oil Corp.......................................................................        66,150
   15,000       Kerr-McGee Corp.........................................................................       669,600
   25,000       Marathon Oil Corp.......................................................................       712,500
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,216,665
ENTERTAINMENT -- 4.08%
   15,305       Ameristar Casinos, Inc.*................................................................       383,237
   50,000       Argosy Gaming Co.*......................................................................     1,220,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,603,237
FINANCIAL -- 9.42%
   15,000       Bank of America Corp....................................................................       631,500
    5,000       FleetBoston Financial Corp..............................................................       150,750
   10,000       J.P. Morgan Chase & Co..................................................................       495,200
   10,000       KeyCorp.................................................................................       255,700
    5,000       Lincoln National Corp...................................................................       176,900
   10,000       Marshall & Ilsley Corp..................................................................       315,200
   10,000       Northern Trust Corp.....................................................................       424,400
   25,000       U.S. Bancorp............................................................................       599,750
    7,000       Union Planters Corp.....................................................................       221,480
    3,000       Washington Mutual, Inc..................................................................       118,110
   10,000       Wilmington Trust Corp...................................................................       307,600
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,696,590

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
SHARES OR
FACE AMOUNT     COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
HEALTH CARE -- 10.51%
   10,000       Abbott Laboratories.....................................................................   $   425,500
   15,000       Bristol-Myers Squibb Co.................................................................     1,170,600
   17,500       First Horizon Pharmaceutical Corp.*.....................................................       112,000
   15,000       Johnson & Johnson.......................................................................       514,950
   15,000       Merck & Co., Inc........................................................................       759,300
   10,000       Pfizer, Inc.............................................................................       303,800
   25,000       Schering-Plough Corp....................................................................       381,000
   10,000       Wyeth...................................................................................       461,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,128,150
INSURANCE -- 0.93%
   10,000       The Allstate Corp.......................................................................       365,300
----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY -- 4.06%
   10,000       Intel Corp..............................................................................       275,100
   25,000       Microsoft Corp.  .......................................................................       694,750
    5,000       Northrop Grumman Corp...................................................................       431,100
    5,000       Pitney Bowes, Inc.......................................................................       191,600
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,592,550
TRANSPORTATION & SERVICES -- 1.13%
   25,000       Southwest Airlines Co...................................................................       442,500
----------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS.....................................................................................    17,750,172
----------------------------------------------------------------------------------------------------------------------
(COST $17,734,330)

CONVERTIBLE PREFERRED STOCKS -- 2.22%
    3,000       Fleetwood Capital Trust, 6.00%, 2/15/28.................................................        93,000
   30,600       ICO, Inc.,1.6875%, 12/31/49.............................................................       333,387
   12,500       TXI Capital Trust, Inc., 5.50%, 6/2/28   ...............................................       443,750
----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS......................................................................       870,137
----------------------------------------------------------------------------------------------------------------------
(COST $864,624)

CORPORATE BONDS -- 30.60%
$ 500,000       Aaipharma, Inc., 11.00% due 4/1/10  ....................................................       560,000
  250,000       Alpharma, Inc., 8.625% due 5/1/11 (b)...................................................       252,500
  300,000       Argosy Gaming Co., 10.75% due 6/1/09....................................................       330,375
  235,000       Callon Petroleum Co., 10.125% due 7/31/04 ..............................................       235,000
  880,000       Callon Petroleum Co., 10.25% due 9/15/04................................................       884,400


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
BALANCED FUND (CONTINUED)
--------------------------------------------------------------------------------



SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------


FACE AMOUNT     COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
$ 500,000       Charter Communications Holdings, 11.125% due 1/15/11....................................   $   411,250
  200,000       Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d).....................................             0
   35,000       Elizabeth Arden, Inc., Series B, 10.375 % due 5/15/07...................................        36,663
   90,000       Elizabeth Arden, Inc., Series B, 11.75% due 2/1/11......................................       103,050
   10,000       Elizabeth Arden, Inc., Series D, 10.375 % due 5/15/07...................................        10,250
  155,000       Frontier Oil Corp., 11.75% due 11/15/09.................................................       175,925
  135,000       HMH Properties, Inc., 8.45% due 12/1/08.................................................       141,244
   25,000       Host Marriott LP, 9.25% due 10/1/07.....................................................        27,187
  375,000       Ingles Markets, Inc., 8.875% due 12/1/11  ..............................................       411,094
  100,000       Isle of Capri Casinos, 8.75% due 4/15/09................................................       101,500
  200,000       John Q. Hammons Hotels, 8.875% due 5/15/12..............................................       213,000
   25,000       Kaiser Aluminum & Chemical, 12.75% due 2/1/10  (c) .....................................         2,000
   53,609       Komag, Inc., 12.00% due 12/31/07 (d) (e)................................................        45,032
   75,000       Mail-Well I Corp., 9.625% due 3/15/12 ..................................................        81,750
  215,000       Mandalay Resort Group, 7.625% due 7/15/13...............................................       222,525
  750,000       MGM Mirage, Inc., 8.375% due 2/1/11.....................................................       221,000
  185,000       Mikohn Gaming, 11.875% due 8/15/08......................................................       780,000
  100,000       Nash Finch Co., 8.50% due 5/1/08........................................................       175,750
  350,000       Park Place Entertainment, 8.125% due 5/15/11............................................       108,250
  500,000       Park Place Entertainment, 8.875% due 9/15/08............................................       388,500
      678       Penn National Gaming, Inc, 8.875% due 3/15/10...........................................       540,625
  750,000       Philip Services, 6.00% due 4/15/10 (d) (e)..............................................             0
   50,000       Pilgrim's Pride Corp., 9.625% due 9/15/11...............................................       813,750
  500,000       Swift Energy Co., 9.375% due 5/1/12.....................................................        54,250
1,350,000       Swift Energy Co., 10.25% due 8/1/09.....................................................       543,750
  750,000       Tesoro Petroleum Corp., 9.625% due 4/1/12...............................................     1,350,000
  915,000       Texas Industries TXI, 10.25% due 6/15/11 (b)............................................       825,000
   75,000       United Refining Co., 10.75% due 6/15/07.................................................       745,725
  190,000       Wal-Mart Stores, 8.75% due 12/29/06.....................................................       191,221
   75,000       WCI Communities, Inc., 10.625% due 2/15/11..............................................        82,500
  200,000       Williams Communications Group, Inc., 10.875% due 10/1/09 (c) (d)........................             0
1,000,000       Wiser Oil Co., 9.50% due 5/15/07........................................................       950,000
----------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS...................................................................................    12,015,066
----------------------------------------------------------------------------------------------------------------------
(COST $11,162,016)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------
SHARES OR
FACE AMOUNT     COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 11.46%
$ 550,000       Affymetrix, Inc., 5.00% due 10/1/06.....................................................   $   547,250
  150,000       Axcan Pharma, Inc., 4.25% due 4/15/08 (b)...............................................       178,125
1,000,000       Barnes & Noble, Inc., 5.25% due 3/15/09.................................................     1,031,250
  361,000       Conexant Sysems, 4.00% due 2/1/07.......................................................       308,204
1,000,000       Edo Corp., 5.25% due 4/15/07............................................................     1,030,000
  750,000       ICN Pharmaceuticals, Inc., 6.50% due 7/15/08............................................       715,313
  185,000       Intevac, Inc., 6.50% due 3/1/09.........................................................       267,787
  410,000       Ivax Corp., 5.50% due 5/15/07...........................................................       420,250
    2,000       Moran Energy, Inc., 8.75% due 1/15/08...................................................         1,917
   21,178       Philip Services Corp., 0.00% due 4/15/20 (d) (f)........................................             2
----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS.......................................................................     4,500,098
----------------------------------------------------------------------------------------------------------------------
(COST $4,224,321)

MONEY MARKET ACCOUNT -- 9.01%
3,537,291       PNC Bank Money Market...................................................................     3,537,291
----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT .............................................................................     3,537,291
----------------------------------------------------------------------------------------------------------------------
(COST $3,537,291)

TOTAL INVESTMENTS--98.50%...............................................................................    38,672,764
(COST $37,522,582)

Other assets in excess of liabilities-- 1.50%...........................................................       587,329
                                                                                                           -----------

TOTAL NET ASSETS-- 100.00%..............................................................................   $39,260,093
                                                                                                           ===========


(A) -- AMERICAN DEPOSITORY RECEIPT.
(B) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(C) -- SECURITY IN DEFAULT.
(D) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
(E) -- PAYMENT-IN-KIND
(F) -- STEP-UP BOND
* -- NON-INCOME PRODUCING SECURITY.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
LARGE CAP FUND
--------------------------------------------------------------------------------




SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------



SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 88.49%
CONSUMER CYCLICAL -- 9.15%
    23,700      Barnes & Noble, Inc.* ..................................................................   $   602,217
     6,900      Ethan Allen Interiors, Inc..............................................................       248,400
    13,000      Marriott International, Inc. - Class A..................................................       559,390
    35,900      The ServiceMaster Co....................................................................       368,334
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,778,341
CONSUMER STAPLES -- 13.08%
    14,800      H.J. Heinz Co...........................................................................       507,344
    28,600      McDonald's Corp.........................................................................       673,244
    10,400      PepsiCo, Inc............................................................................       476,632
    12,300      Sysco Corp..............................................................................       402,333
    15,800      Walgreen Co.............................................................................       484,112
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,543,665
ENTERTAINMENT -- 3.67%
    21,700      Carnival Corp...........................................................................       713,713
----------------------------------------------------------------------------------------------------------------------

FINANCIAL -- 17.19%
    21,400      American Express Co.....................................................................       964,284
    15,000      The Bank of New York Co., Inc...........................................................       436,650
    35,400      Concord EFS, Inc.*......................................................................       483,918
     5,400      The Goldman Sachs Group, Inc............................................................       453,060
     9,300      Morgan Stanley .........................................................................       469,278
    12,600      Northern Trust Corp.....................................................................       534,744
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,341,934
HEALTH CARE -- 11.23%
    13,600      Abbott Laboratories.....................................................................       578,680
     9,700      Johnson & Johnson.......................................................................       480,344
    13,500      Merck & Co., Inc........................................................................       683,370
    29,000      Schering-Plough Corp....................................................................       441,960
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,184,354
TECHNOLOGY -- 27.70%
    19,500      Altera Corp.*...........................................................................       368,550
     7,900      Analog Devices, Inc.*...................................................................       300,358
    20,300      Applied Materials, Inc.*................................................................       368,242
    44,100      Atmel Corp.*............................................................................       176,841
    17,500      Automatic Data Processing, Inc..........................................................       627,375
    43,000      CIENA Corp.*............................................................................       254,130
    21,500      Cisco Systems, Inc.*....................................................................       420,110


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TECHNOLOGY -- 27.70% -- (CONTINUED)
    11,400      Intel Corp..............................................................................   $   313,614
    18,700      Microsoft Corp. ........................................................................       519,673
    36,900      Nokia Oyj (a)...........................................................................       575,640
    22,300      Scientific-Atlanta, Inc.................................................................       694,645
    29,100      SunGard Data Systems, Inc.*.............................................................       765,621
----------------------------------------------------------------------------------------------------------------------
                                                                                                             5,384,799
TRANSPORTATION & SERVICES -- 6.47%
     8,100      FedEx Corp. ............................................................................       521,883
    41,550      Southwest Airlines Co. .................................................................       735,435
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,257,318

TOTAL COMMON STOCKS.....................................................................................    17,204,124
----------------------------------------------------------------------------------------------------------------------
 (COST $17,098,192)

MONEY MARKET ACCOUNT -- 11.41%
 2,219,957      PNC Bank Money Market...................................................................     2,219,957
----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT .............................................................................     2,219,957
----------------------------------------------------------------------------------------------------------------------
(COST $2,219,957)

TOTAL INVESTMENTS-- 99.90%..............................................................................    19,424,081
(COST $19,318,149)

Other assets in excess of liabilities-- 0.10%...........................................................        18,587
                                                                                                           -----------

TOTAL NET ASSETS-- 100.00%..............................................................................   $19,442,668
                                                                                                           ===========


(A) -- AMERICAN DEPOSITORY RECEIPT
*  -- NON-INCOME PRODUCING SECURITY.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND
--------------------------------------------------------------------------------





SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
SHARES OR
FACE AMOUNT     COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 2.77%
CONSUMER CYCLICAL -- 0.90%
   23,400       The ServiceMaster Co....................................................................   $   240,084
----------------------------------------------------------------------------------------------------------------------

ENERGY -- 0.87%
    3,100       Ameren Corp.............................................................................       133,021
    1,800       Callon Petroleum Co.*...................................................................        13,446
        5       ChevronTexaco Corp......................................................................           357
    3,915       Empire District Electric Co.............................................................        86,130
----------------------------------------------------------------------------------------------------------------------
                                                                                                               232,954
FINANCIAL -- 0.41%
       10       JP Morgan Chase & Co....................................................................           343
    5,215       W.P. Stewart & Co., Ltd.................................................................       108,994
----------------------------------------------------------------------------------------------------------------------
                                                                                                               109,337
HEALTH CARE -- 0.59%
    6,100       Bristol-Myers Squibb Co.................................................................       156,526
----------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS.....................................................................................        738,901
----------------------------------------------------------------------------------------------------------------------
(COST $675,374)

CONVERTIBLE PREFERRED STOCKS -- 2.89%
      500       Adelphia Communications Corp.,13.00%, due 7/15/09 (b)...................................          4,125
   11,000       Carriage Services Capital, 7.00%, due 6/1/29............................................        273,625
    1,370       Eagle GeoPhysical, Inc. * (c)...........................................................              0
    2,500       Fleetwood Capital Trust, 6.00%, 2/15/28.................................................         77,500
   10,000       ICO Inc., 1.6875%, 12/31/49.............................................................        108,950
    8,575       TXI Capital Trust, Inc., 5.50%, 6/02/28.................................................        304,413
----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS......................................................................        768,613
----------------------------------------------------------------------------------------------------------------------
(COST $850,172)

CORPORATE BONDS -- 39.37%
$ 200,000       AaiPharma, Inc., 11.00% due 4/1/10......................................................        224,000
  150,000       Allied Waste North America, 9.25% due 9/1/12 ...........................................        166,500
  540,000       Alpharma, Inc., 8.625% due 5/1/11 (a)...................................................        545,400
  220,000       Ameristar Casinos, Inc., 10.75% due 2/15/09.............................................        251,350
  175,000       Bausch & Lomb, Inc., 7.125% due 8/1/28..................................................        174,125
  150,000       Callon Petroleum Co., 10.125% due 7/31/04 ..............................................        150,000
   65,000       Callon Petroleum Co., 10.25% due 9/15/04................................................         65,325
  275,000       Central Garden & Pet Co., 9.125% due 2/1/13.............................................        301,125

----------------------------------------------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------
SHARES OR
FACE AMOUNT     COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
$ 105,000       Charter Communications Holdings, 8.625% due 4/1/09......................................    $    80,850
  100,000       Charter Communications Holdings, 11.125% due 1/15/11 ...................................         82,250
  175,000       Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c).....................................              0
  150,000       Elizabeth Arden, Inc. Series B, 10.375% due 5/15/07.....................................        157,125
   50,000       Elizabeth Arden, Inc. Series B, 11.75% due 2/1/11.......................................         57,250
  200,000       Elizabeth Arden, Inc. Series D, 10.375% due 5/15/07.....................................        205,000
   50,000       Exide Corp., 10.00% due 4/15/05 (b).....................................................          1,250
   60,000       Fisher Scientific Intl., 8.00% due 9/1/13 (a)...........................................         63,750
  400,000       Ford Motor Co., 7.45% due 7/16/31.......................................................        369,920
  100,000       Frontier Escrow Corp., 8.00% due 4/15/13 (a)............................................        102,000
  240,000       Frontier Oil Corp., 11.75% due 11/15/09.................................................        272,400
  340,000       General Motors Acceptance Corp., 8.00% due 11/1/31......................................        350,231
   30,000       Hines Nursuries, Inc., 10.25% due 10/1/11 (a)...........................................         31,500
   65,000       HMH Properties, Inc., 8.45% due 12/1/08.................................................         68,006
  275,000       Host Marriott LP, 9.25% due 10/1/07.....................................................        301,469
  100,000       Ingles Markets, Inc., 8.875% due 12/1/11................................................        101,500
  250,000       Isle of Capri Casinos, 8.75% due 4/15/09................................................        266,250
   50,000       John Q. Hamons Hotels,  8.875% due 5/15/12..............................................         54,375
   90,000       Kaiser Aluminum & Chemical, 12.75% due 2/1/49 (b).......................................          7,200
  250,000       Mail-Well I Corp., 9.625% due 3/15/12...................................................        272,500
  175,000       Mandalay Resort Group, 7.625% due 7/15/13...............................................        181,125
   70,000       Mandalay Resort Group, 10.25% due 8/1/07................................................         80,850
  100,000       MGM Mirage Inc., 8.375% due 2/1/11......................................................        110,500
  370,000       Mikohn Gaming Corp., 11.875% due 8/15/08................................................        384,800
  175,000       Mobile Mini, Inc., 9.50% due 7/1/13 (a).................................................        188,125
  180,000       Nash Finch Co., 8.50% due 5/1/08........................................................        171,000
  100,000       Park Place Entertainment, 8.125% due 5/15/11 ...........................................        108,250
   75,000       Park Place Entertainment, 8.875% due 9/15/08............................................         83,250
  330,000       Penn National Gaming, Inc., 8.875% due 3/15/10..........................................        356,812
      723       Philip Services, 6.00% due 4/15/10 (c) (d)..............................................              0
  225,000       Phillips Van-Heusen, 7.75% due 11/15/23.................................................        221,625
  275,000       Pilgrims Pride Corp., 9.625% due 9/15/11................................................        298,375
  350,000       Premcor Refining Group, 7.50% due 6/15/15 ..............................................        350,875
  250,000       Premcor Refining Group, 9.25% due 2/1/10................................................        273,750
   50,000       Premcor Refining Group, 9.50% due 2/1/13................................................         55,250
   50,000       Pulte Homes, Inc., 8.125% due 3/1/11....................................................         59,583
  100,000       Purina Mills, Inc., 9.00% due 3/15/10 (c)...............................................              0
   35,000       Rayovac Corp., 8.50% due 10/1/13 (a)....................................................         36,225
  550,000       Royal Caribbean Cruises, 7.50% due 10/15/27.............................................        500,500
  100,000       Stewart Enterprises, 10.75% due 7/1/08 .................................................        112,500
   50,000       Swift Energy Co., 9.375% due 5/1/12.....................................................         54,250
  525,000       Tesoro Petroleum Corp., 9.625% due 4/1/12...............................................        525,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND (CONTINUED)
--------------------------------------------------------------------------------



SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------


FACE AMOUNT     COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
$ 500,000       Texas Industries, Inc., 10.25% due 6/15/11 (a)..........................................   $    550,000
  100,000       Titan Corp., 8.00% due 5/15/11 (a)......................................................        117,500
  115,000       Toys R US, 8.75% due 9/1/21.............................................................        127,153
  225,000       United Refining Co., 10.75% due 6/15/07.................................................        183,375
  425,000       WCI Communities, Inc., 10.625% due 2/15/11..............................................        467,500
   50,000       Williams Communication Group, Inc., 11.70% due 8/1/08 (b)...............................              0
  100,000       Williams Communication Group, Inc., 11.875% due 8/1/10 (b)..............................              0
  175,000       Wiser Oil Co., 9.50% due 5/15/07........................................................        166,250
-----------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS...................................................................................     10,487,074
-----------------------------------------------------------------------------------------------------------------------
(COST $9,890,912)

CONVERTIBLE CORPORATE BONDS -- 25.23%
   55,000       Adaptec, Inc., 3.00% due 3/5/07 (a).....................................................         50,531
  525,000       Affymetrix, Inc., 5.00% due 10/1/06.....................................................        522,375
  200,000       Analog Devices, Inc., 4.75% due 10/1/05.................................................        204,500
  100,000       Analog Devices, Inc., 4.75% due 10/1/05 (a).............................................        102,250
  200,000       Axcan Pharmacueticals, Inc., 4.25% due 4/15/08 (a)......................................        237,500
  670,000       Barnes & Noble, 5.25% due 3/15/09.......................................................        690,937
  265,000       Best Buy, 2.25% due 1/15/22.............................................................        276,925
  550,000       Bisys Group, 4.00% due 3/15/06..........................................................        530,750
  200,000       Conexant Systems, Inc., 4.00% due 2/1/07................................................        170,750
  492,000       Exide Corp., 2.90% due 12/15/05 (a) (b).................................................          2,765
  200,000       Human Genome Sciences, 3.75% due 3/15/07................................................        173,250
  520,000       ICN Pharmacueticals, Inc., 6.50% due 7/15/08............................................        495,950
  125,000       Intevac, Inc., 6.50% due 3/1/09.........................................................        180,937
  545,000       IVAX Corp., 5.50%, due 5/15/07..........................................................        558,625
  320,000       Lam Research, 4.00%, due 6/1/06.........................................................        311,600
  123,000       Medicis Pharmaceutical, 1.50% due 6/4/33................................................        122,539
   49,000       Moran Energy, Inc., 8.75% due 1/15/08...................................................         46,979
  547,000       NCO Group, Inc., 4.75% due 4/15/06......................................................        547,000
  132,000       OHM Corp., 8.00% due 10/1/06 (b)........................................................            673
  150,000       Performance Foods, 5.50% due 10/16/08...................................................        200,063
   22,589       Philip Services, 3.00% due 4/15/20 (c) (e)..............................................              2
  260,000       School Speciality, Inc., 6.00% due 8/1/08...............................................        277,225
  250,000       Wind River Systems, Inc., 3.75% due 12/15/06 (a)........................................        219,063
  620,000       WMS Industries, 2.75% due 7/15/10 (a)...................................................        797,475
-----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS.......................................................................      6,720,664
-----------------------------------------------------------------------------------------------------------------------
(COST $6,365,457)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT -- 27.68%
 7,372,974      PNC Bank Money Market...................................................................   $  7,372,974
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT .............................................................................      7,372,974
-----------------------------------------------------------------------------------------------------------------------
(COST $7,372,974)

TOTAL INVESTMENTS-- 97.94%..............................................................................     26,088,226
(COST $25,184,889)

Other assets in excess of liabilities-- 2.06%...........................................................        547,576
                                                                                                           ------------

TOTAL NET ASSETS-- 100.00%..............................................................................   $ 26,635,802
                                                                                                           ============



*  -- NON-INCOME PRODUCING SECURITY.
(A) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) -- SECURITY IN DEFAULT.
(C) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
(D) -- PAYMENT-IN-KIND
(E) -- STEP-UP BOND


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
USA GLOBAL FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------


 SHARES         COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 93.86%
CAPITAL GOODS -- 2.98%
    24,500      Teleflex, Inc...........................................................................   $ 1,064,035
----------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL -- 5.32%
     7,600      Johnson Controls, Inc...................................................................       718,960
    22,500      Lear Corp.*.............................................................................     1,184,400
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,903,360
CONSUMER STAPLES -- 16.15%
     2,500      Colgate-Palmolive Co....................................................................       139,725
    18,300      Kimberly-Clark Corp.....................................................................       939,156
    35,300      Sara Lee Corp...........................................................................       648,108
    19,800      The Coca-Cola Co........................................................................       850,608
    21,100      The Gillette Co.........................................................................       674,778
    55,100      McDonald's Corp.........................................................................     1,297,054
    22,100      Wrigley, (Wm.) Jr. Co...................................................................     1,222,130
----------------------------------------------------------------------------------------------------------------------
                                                                                                             5,771,559
HEALTH CARE -- 22.00%
    35,000      Bristol-Myers Squibb Co.................................................................       898,100
    20,800      Johnson & Johnson.......................................................................     1,030,016
    17,100      Mentor Corp.............................................................................       389,880
    31,100      Pfizer, Inc.............................................................................       944,818
    50,200      Schering-Plough Corp....................................................................       765,048
    17,400      Sigma-Aldrich Corp......................................................................       903,756
    39,000      Waters Corp.*...........................................................................     1,069,770
    23,300      Wyeth...................................................................................     1,074,130
    14,290      Zimmer Holdings, Inc.*..................................................................       787,379
----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,862,897
INSURANCE -- 6.93%
    41,800      AFLAC, INC..............................................................................     1,350,140
    19,500      American International Group, Inc.......................................................     1,125,150
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,475,290
TECHNOLOGY -- 40.48%
    88,800      Adaptec, Inc.*..........................................................................       671,328
    59,400      Agilent Technologies, Inc.*.............................................................     1,313,334
    23,500      Analog Devices, Inc.*...................................................................       893,470
    18,400      Applera Corp.- Applied Biosystems Group.................................................       410,504
    66,430      Applied Materials, Inc.*................................................................     1,205,040
    57,900      Cadence Design Systems, Inc.*...........................................................       775,860
    50,300      Cisco Systems, Inc.*....................................................................       982,862
    36,200      Citrix Systems, Inc.*...................................................................       799,296


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TECHNOLOGY -- 40.48% -- (CONTINUED)
    48,400      Intel Corp..............................................................................   $ 1,331,484
    21,716      Maxim Integrated Products, Inc. ........................................................       857,782
    34,400      Micron Technology, Inc.*................................................................       461,648
    48,000      Microsoft Corp.  .......................................................................     1,333,920
    45,853      MKS Instruments, Inc.*..................................................................       993,176
    49,400      Motorola, Inc...........................................................................       591,318
    13,100      National Instruments Corp...............................................................       527,275
    40,900      National Semiconductor Corp.*...........................................................     1,320,661
----------------------------------------------------------------------------------------------------------------------
                                                                                                            14,468,958

TOTAL COMMON STOCKS.....................................................................................    33,546,099
-----------------------------------------------------------------------------------------------------------------------
(COST $38,227,215)

MONEY MARKET ACCOUNT -- 6.15%
2,199,545       PNC Bank Money Market ..................................................................     2,199,545
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT .............................................................................     2,199,545
-----------------------------------------------------------------------------------------------------------------------
(COST $2,199,545)

TOTAL INVESTMENTS-- 100.01 %............................................................................    35,745,644
(COST $40,426,760)

Liabilities in excess of other assets-- (0.01%).........................................................        (4,440)
                                                                                                           -----------

TOTAL NET ASSETS-- 100.00%..............................................................................   $35,741,204
                                                                                                           ===========


* -- NON-INCOME PRODUCING SECURITY.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY
FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------


SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 92.69%
HEALTH CARE -- 23.28%
     4,400      Axcan Pharma, Inc.*.....................................................................    $   60,104
       600      Biomet, Inc.............................................................................        20,166
     2,700      Bristol-Myers Squibb Co.................................................................        69,282
     2,600      Cambrex Corp............................................................................        59,020
     3,700      Covance, Inc.*..........................................................................        82,806
     1,000      Galen Holdings PLC (a)..................................................................        45,500
     5,200      Human Genome Sciences, Inc.*............................................................        71,032
       300      INAMED Corp.*...........................................................................        22,035
     5,100      King Pharmaceuticals, Inc.*.............................................................        77,265
       700      Medicis Pharmaceutical Corp.............................................................        41,020
     3,700      Mentor Corp.............................................................................        84,360
     1,300      Merck & Co., Inc........................................................................        65,806
     3,000      Pharmaceutical Product Development, Inc.*...............................................        71,970
     5,300      Schering-Plough Corp....................................................................        80,772
     2,700      Waters Corp.*...........................................................................        74,061
----------------------------------------------------------------------------------------------------------------------
                                                                                                               925,199
TECHNOLOGY -- 69.41%
    11,300      Adaptec, Inc.*..........................................................................        85,428
     6,200      Advent Software, Inc.*..................................................................        99,758
     1,900      Affymetrix Inc.*........................................................................        39,881
     4,500      Agilent Technologies, Inc.*.............................................................        99,495
     4,700      Altera Corp.*...........................................................................        88,830
     2,500      Analog Devices, Inc.*...................................................................        95,050
     3,500      Applera Corp. - Applied Biosystems Group................................................        78,085
     1,400      Applera Corp. - Celera Genomics Group*..................................................        16,366
     4,800      Applied Materials, Inc.*................................................................        87,072
    15,100      Atmel Corp.*............................................................................        60,551
     7,900      Cadence Design Systems, Inc.*...........................................................       105,860
     8,600      CIENA Corp.*............................................................................        50,826
     5,175      Cisco Systems, Inc.*....................................................................       101,120
     3,300      Citrix Systems, Inc.*...................................................................        72,864
     1,800      Dell, Inc.*.............................................................................        60,102
     1,800      Diebold, Inc............................................................................        91,170
     6,400      Fairchild Semiconductor International, Inc.*............................................       106,112
     1,000      Fisher Scientific International, Inc.*..................................................        39,690
     3,700      Intel Corp..............................................................................       101,787
     3,700      Jabil Circuit, Inc.*....................................................................        96,385
     4,200      Lam Research Corp.*.....................................................................        93,030
     1,000      Linear Technology Corp..................................................................        35,810
     1,100      Maxim Integrated Products, Inc..........................................................        43,450


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TECHNOLOGY -- 69.41% -- (CONTINUED)
     5,100      Micron Technology, Inc.*................................................................   $    68,442
     3,600      Microsoft Corp..........................................................................       100,044
     3,300      MKS Instruments, Inc.*..................................................................        71,478
     2,000      National Instruments Corp...............................................................        80,500
     3,800      National Semiconductor Corp.*...........................................................       122,702
     5,600      Nokia Oyj (a)...........................................................................        87,360
       800      Novellus Systems, Inc.*.................................................................        27,000
     5,900      Plexus Corp.*...........................................................................        91,686
     1,700      SanDisk Corp.*..........................................................................       108,358
     4,200      Scientific-Atlanta, Inc.................................................................       130,830
     2,900      SunGard Data Systems, Inc.*.............................................................        76,299
     7,800      Wind River Systems, Inc.*...............................................................        44,382
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,757,803

TOTAL COMMON STOCKS.....................................................................................     3,683,002
----------------------------------------------------------------------------------------------------------------------
(COST $3,661,703)

MONEY MARKET ACCOUNT -- 7.45%
   295,825      PNC Bank Money Market...................................................................       295,825
----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT .............................................................................       295,825
----------------------------------------------------------------------------------------------------------------------
(COST $295,825)

TOTAL INVESTMENTS-- 100.14%.............................................................................     3,978,827
(COST $3,957,528)

Liabilities in excess of other assets-- (0.14%).........................................................        (5,527)
                                                                                                           -----------

TOTAL NET ASSETS-- 100.00% .............................................................................   $ 3,973,300
                                                                                                           ===========


(A) -- AMERICAN DEPOSITORY RECEIPT.
*  -- NON-INCOME PRODUCING SECURITY.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND
--------------------------------------------------------------------------------



SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------


SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 74.17%
CONSUMER CYCLICAL -- 18.06%
     4,600      Abercrombie & Fitch Co. - Class A*......................................................   $   127,466
     7,700      American Eagle Outfitters, Inc.*........................................................       114,422
     9,500      Borders Group, Inc.*....................................................................       179,740
     6,100      Brunswick Corp. ........................................................................       156,648
     4,850      Coachmen Industries, Inc................................................................        56,794
     7,900      Ethan Allen Interiors, Inc..............................................................       284,400
     4,900      FirstService Corp.*.....................................................................        89,033
     6,800      Gentex Corp.............................................................................       236,912
     9,700      J. Jill Group, Inc.*....................................................................       111,550
    10,400      Monaco Coach Corp.*.....................................................................       172,120
     5,400      Rent-A-Center, Inc.*....................................................................       174,420
     3,800      Tweeter Home Entertainment Group, Inc.*.................................................        29,184
     6,600      Ultimate Electronics, Inc.*.............................................................        62,634
     5,800      WCI Communties, Inc.*...................................................................        95,700
     6,800      WMS Industries, Inc.*...................................................................       154,088
     3,400      Zale Corp.*.............................................................................       150,994
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,196,105
CONSUMER STAPLES -- 2.11%
     3,300      Performance Food Group Co.*.............................................................       134,343
     3,700      United Natural Foods, Inc.*.............................................................       122,803
----------------------------------------------------------------------------------------------------------------------
                                                                                                               257,146
EDUCATION -- 3.67%
     2,900      Bright Horizons Family Solutions, Inc.*.................................................       115,855
     9,600      DeVry, Inc.*............................................................................       227,136
       800      Education Management Corp.*.............................................................        46,136
     1,200      ITT Educational Services, Inc.*.........................................................        57,504
----------------------------------------------------------------------------------------------------------------------
                                                                                                               446,631
ENTERTAINMENT -- 9.62%
    11,150      Ameristar Casinos, Inc.*................................................................       279,196
    10,100      Argosy Gaming Co.*......................................................................       246,440
     8,200      Isle of Capri Casinos, Inc.*............................................................       162,442
     8,500      Penn National Gaming, Inc.*.............................................................       181,220
    10,700      Royal Caribbean Cruises Ltd.............................................................       300,777
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,170,075



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL -- 6.80%
     3,400      A.G. Edwards, Inc.......................................................................   $   130,594
     4,200      Boston Private Financial Holdings, Inc. ................................................        98,952
     2,450      Gabelli Asset Management, Inc.*.........................................................        87,367
       800      Legg Mason, Inc.........................................................................        57,760
     7,600      The Phoenix Companies, Inc..............................................................        87,780
     3,600      Raymond James Financial, Inc............................................................       130,860
     3,100      W.P. Stewart & Co., Ltd.................................................................        64,790
     3,750      Waddell & Reed Financial, Inc. - Class A................................................        88,387
     2,600      Wilmington Trust Corp...................................................................        79,976
----------------------------------------------------------------------------------------------------------------------
                                                                                                               826,466
HEALTH CARE --- 15.65%
     2,500      Affymetrix, Inc.*.......................................................................        52,475
     5,050      American Medical Systems Holdings, Inc.*................................................       109,585
     7,400      Axcan Pharma, Inc.*.....................................................................       101,084
     8,600      Cambrex Corp............................................................................       195,220
    10,300      Covance, Inc.*..........................................................................       230,514
     8,800      First Horizon Pharmaceutical Corp.*.....................................................        56,320
     8,800      Galen Holdings PLC (a)..................................................................       400,400
     2,700      Medicis Pharmaceutical Corp. - Class A..................................................       158,220
    12,400      Mentor Corp.............................................................................       282,720
    13,200      Pharmaceutical Product Development, Inc.*...............................................       316,668
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,903,206
HOTELS --- 1.01%
     7,900      Orient-Express Hotel Ltd. - Class A *...................................................       123,240
----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY --- 17.25%
    16,500      Adaptec, Inc.*..........................................................................       124,740
     9,800      Advent Software, Inc.*..................................................................       157,682
    16,400      Fairchild Semiconductor International, Inc.*............................................       271,912
     3,200      Fisher Scientific International, Inc.*..................................................       127,008
     3,500      INAMED Corp.*...........................................................................       257,075
     8,200      Lam Research Corp.*.....................................................................       181,630
     5,800      Micrel, Inc.*...........................................................................        70,702
    10,300      MKS Instruments, Inc.*..................................................................       223,098
     2,500      National Instruments Corp...............................................................       100,625
    12,650      Plexus Corp.*...........................................................................       196,581
     4,200      SanDisk Corp.*..........................................................................       267,708
    21,000      Wind River Systems, Inc.*...............................................................       119,490
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,098,251


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------


SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS.....................................................................................   $  9,021,120
-----------------------------------------------------------------------------------------------------------------------
(COST $8,367,408)

MONEY MARKET ACCOUNT -- 27.12%
 3,298,281      PNC Bank Money Market...................................................................      3,298,281
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT .............................................................................      3,298,281
-----------------------------------------------------------------------------------------------------------------------
(COST $3,298,281)

TOTAL INVESTMENTS-- 101.29%.............................................................................     12,319,401
(COST $11,665,689)

Liabilities in excess of other assets-- (1.29)%.........................................................      (156,461)
                                                                                                           ------------

TOTAL NET ASSETS-- 100.00%..............................................................................   $ 12,162,940
                                                                                                           ============


(A) -- AMERICAN DEPOSITORY RECEIPT
 * -- NON-INCOME PRODUCING SECURITY.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------

SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 82.80%
CONSUMER CYCLICAL -- 15.08%
     1,800      Abercrombie & Fitch Co. - Class A *.....................................................   $    49,878
     1,100      Chico's FAS, Inc. *.....................................................................        33,704
     2,100      Furniture Brands International, Inc. *..................................................        50,610
       300      Harley-Davidson, Inc....................................................................        14,460
       150      Mohawk Industries, Inc. *...............................................................        10,698
     1,200      The Talbots, Inc........................................................................        41,820
       900      Tiffany & Co............................................................................        33,597
     2,000      WCI Communities, Inc. *.................................................................        33,000
       500      Weight Watchers International , Inc. *..................................................        20,800
       500      Winnebago Industries, Inc...............................................................        22,290
----------------------------------------------------------------------------------------------------------------------
                                                                                                               310,857
EDUCATION -- 1.95%
     1,700      DeVry, Inc. *...........................................................................        40,222
----------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 7.90%
       480      Carnival Corp...........................................................................        15,787
       841      Carnival PLC (a)........................................................................        26,777
     1,000      Harrah's Entertainment, Inc. ...........................................................        42,110
     2,000      International Game Technology ..........................................................        56,300
       600      MGM MIRAGE *............................................................................        21,930
----------------------------------------------------------------------------------------------------------------------
                                                                                                               162,904
FINANCIAL -- 15.28%
     2,000      The BISYS Group, Inc. *.................................................................        26,300
       375      ChoicePoint, Inc. *.....................................................................        12,563
     1,100      A.G. Edwards, Inc.......................................................................        42,251
     1,700      Janus Capital Group, Inc................................................................        23,749
       800      Legg Mason, Inc.........................................................................        57,760
     1,200      Mellon Financial Corp...................................................................        36,168
     1,100      Neuberger Berman, Inc...................................................................        46,057
     1,200      Principal Financial Group, Inc..........................................................        37,188
     1,400      Waddell & Reed Financial , Inc. - Class A...............................................        32,998
----------------------------------------------------------------------------------------------------------------------
                                                                                                               315,034
HEALTH CARE -- 14.32%
     1,300      Biomet, Inc.............................................................................        43,693
     1,650      CVS Corp................................................................................        51,249
     1,700      Human Genome Sciences, Inc. *...........................................................        23,222
     2,500      King Pharmaceuticals, Inc. *............................................................        37,875
       700      Sigma-Aldrich Corp......................................................................        36,358


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND (CONTINUED)
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)
--------------------------------------------------------------------------------


SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE -- 14.32% (CONTINUED)
     1,625      Waters Corp. *..........................................................................   $    44,574
     1,400      Watson Pharmaceuticals, Inc. *..........................................................        58,366
----------------------------------------------------------------------------------------------------------------------
                                                                                                               295,337
HOTELS -- 1.56%
     1,250      Fairmont Hotels & Resorts, Inc..........................................................        32,187
----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY -- 26.71%
    14,700      Atmel Corp. *...........................................................................        58,947
     3,400      Cadence Design Systems, Inc. *..........................................................        45,560
     3,100      Citrix Systems, Inc. *..................................................................        68,448
       900      Diebold, Inc............................................................................        45,585
       300      Electronic Arts, Inc. *.................................................................        27,669
     3,100      Fairchild Semiconductor International, Inc.*............................................        51,398
       700      Fiserv, Inc. *..........................................................................        25,361
     1,800      Jabil Circuit, Inc. *...................................................................        46,890
       500      Linear Technology Corp..................................................................        17,905
     2,600      Micrel, Inc. *..........................................................................        31,694
     2,400      National Semiconductor Corp. * .........................................................        77,496
     1,600      Novellus Systems, Inc. *................................................................        54,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                               550,953

TOTAL COMMON STOCKS.....................................................................................     1,707,494
----------------------------------------------------------------------------------------------------------------------
(COST $1,582,795)

MONEY MARKET ACCOUNT -- 22.15%
   456,721      PNC Bank Money Market...................................................................       456,721
----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT .............................................................................       456,721
----------------------------------------------------------------------------------------------------------------------
(COST $456,721)

TOTAL INVESTMENTS-- 104.95%.............................................................................     2,164,215
(COST $2,039,516)

Liabilities in excess of other assets-- (4.95%).........................................................     (102,005)
                                                                                                           -----------

TOTAL NET ASSETS-- 100.00%..............................................................................   $  2,062,210
                                                                                                           ============


(A) -- AMERICAN DEPOSITORY RECEIPT
* -- NON-INCOME PRODUCING SECURITY.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

STATEMENTS OF ASSETS
AND LIABILITIES
--------------------------------------------------------------------------------


September 30, 2003 (unaudited)
--------------------------------------------------------------------------------



                                                                BALANCED          LARGE CAP        HIGH YIELD
                                                                  FUND               FUND             FUND
--------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments at value ................................     $38,672,764       $19,424,081       $26,088,226
     Receivables:
        Investment securities sold .......................          21,123                --           143,005
        Dividends.........................................          27,325            14,613                --
        Interest .........................................         402,878               441           353,098
        Capital shares sold ..............................         161,906             2,025            60,268
        From advisor .....................................              --            10,426             9,919
     Prepaid expenses and other assets....................          27,003            28,147            25,426
                                                               -----------        -----------      -----------
           Total assets...................................      39,312,999        19,479,733        26,679,942
                                                               -----------        -----------      -----------
LIABILITIES:
      Payables:
         To advisor.......................................             570                --                --
         Capital shares redeemed..........................           2,249             1,794                --
         Dividend distributions ..........................           3,305                --            17,479
         Administrative fees  ............................          10,250            10,250            10,250
         Professional fees ...............................          16,138             9,514             1,094
         Custody fees ....................................           2,656             2,469             2,302
         Other accrued expenses...........................          17,738            13,038            13,015
                                                               -----------       -----------       -----------
            Total liabilities  ...........................          52,906            37,065            44,140
                                                               -----------       -----------       -----------
NET ASSETS ...............................................     $39,260,093       $19,442,668       $26,635,802
                                                               ===========       ===========       ===========
NET ASSETS CONSIST OF:
      Capital (capital stock and paid-in capital).........     $41,990,362       $21,969,748       $26,042,975
      Accumulated net investment loss.....................         (36,299)           (3,844)          (20,040)
      Accumulated net realized loss
           from investment transactions...................      (3,844,151)       (2,629,168)         (290,470)
      Net unrealized appreciation from
           investment transactions........................       1,150,181           105,932          903,337
                                                               -----------       -----------       -----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES...............     $39,260,093       $19,442,668       $26,635,802
                                                               ===========       ===========       ===========

      Investments at cost.................................     $37,522,582       $19,318,149       $25,184,889
                                                               ===========       ===========       ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                BALANCED        LARGE CAP       HIGH YIELD
                                                                  FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets.......................................    $  37,293,228     $ 19,174,966    $  11,223,404
                                                            =============     ============    =============
       Shares of Capital Stock Outstanding..............        3,573,064        1,698,026        1,286,724
                                                            =============     ============    =============
       Net Asset Value Per Share........................    $       10.44     $      11.29    $        8.72
                                                            =============     ============    =============

CLASS A SHARES
       Net Assets.......................................    $   1,011,696     $    187,902    $   7,802,463
                                                            =============     ============    =============
       Shares of Capital Stock Outstanding..............           94,627           16,689          838,434
                                                            =============     ============    =============
       Net Asset Value Per Share........................    $       10.69     $      11.25    $        9.31
                                                            =============     ============    =============

CLASS B SHARES
       Net Assets.......................................    $     229,801     $     43,851    $   1,481,638
                                                            =============     ============    =============
       Shares of Capital Stock Outstanding..............           21,674            3,958          161,625
                                                            =============     ============    =============
       Net Asset Value Per Share........................    $       10.60     $      11.08    $        9.17
                                                            =============     ============    =============

CLASS C SHARES
       Net Assets.......................................    $     725,368     $     35,949    $   6,128,297
                                                            =============     ============    =============
       Shares of Capital Stock Outstanding..............           68,438            3,243          676,574
                                                            =============     ============    =============
       Net Asset Value Per Share........................    $       10.60     $      11.09    $        9.06
                                                            =============     ============    =============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)
--------------------------------------------------------------------------------

September 30, 2003 (unaudited)
--------------------------------------------------------------------------------


                                                                 USA GLOBAL      SCIENCE &
                                                                    FUND      TECHNOLOGY FUND
---------------------------------------------------------------------------------------------


ASSETS:
     Investments at value ................................      $35,745,644        $3,978,827
     Receivables:
        Dividends.........................................           22,520             1,220
        Interest .........................................              320                55
        Capital shares sold ..............................              960             5,800
        Fromadvisor ......................................            1,393            12,259
     Prepaid expenses and other assets....................           26,432            31,260
                                                                -----------        ----------
           Total assets...................................       35,797,269         4,029,421
                                                                -----------        ----------
LIABILITIES:
     Payables:
         Investment securities purchased  ................               --            39,314
         Capital shares redeemed .........................            3,305                --
         Administrative fees  ............................           10,250            10,250
         Professional fees ...............................           18,517             1,884
         Custody fees ....................................            3,121             1,251
         Other accrued expenses...........................           20,872             3,422
                                                                -----------        ----------
            Total liabilities  ...........................           56,065            56,121
                                                                -----------        ----------
NET ASSETS ...............................................      $35,741,204        $3,973,300
                                                                ===========        ==========
NET ASSETS CONSIST OF:
     Capital (capital stock and paid-in capital)..........      $43,629,718        $4,017,951
     Accumulated net investment loss......................          (22,571)          (13,860)
     Accumulated net realized loss
           from investment transactions...................       (3,184,827)          (52,090)
     Net unrealized appreciation (depreciation) from
           investment transactions........................       (4,681,116)           21,299
                                                                -----------        ----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES...............      $35,741,204        $3,973,300
                                                                ===========        ==========
     Investments at cost..................................      $40,426,760        $3,957,528
                                                                ===========        ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                                                            USA GLOBAL    SCIENCE &
                                                               FUND    TECHNOLOGY FUND
--------------------------------------------------------------------------------------

CLASS I SHARES
       Net Assets......................................     $35,428,075     $3,852,275
                                                            ===========     ==========
       Shares of Capital Stock Outstanding.............       2,958,928        385,925
                                                            ===========     ==========
       Net Asset Value Per Share.......................     $     11.97     $     9.98
                                                            ===========     ==========

CLASS A SHARES
       Net Assets......................................     $   156,155     $   73,728
                                                            ===========     ==========
       Shares of Capital Stock Outstanding.............          13,113          7,424
                                                            ===========     ==========
       Net Asset Value Per Share.......................     $     11.91     $     9.93
                                                            ===========     ==========

CLASS B SHARES
       Net Assets......................................     $    12,461     $   37,509
                                                            ===========     ==========
       Shares of Capital Stock Outstanding.............           1,062          3,832
                                                            ===========     ==========
       Net Asset Value Per Share.......................     $     11.73     $     9.79
                                                            ===========     ==========

CLASS C SHARES
       Net Assets......................................     $   144,513     $    9,788
                                                            ===========     ==========
       Shares of Capital Stock Outstanding.............          12,313          1,000
                                                            ===========     ==========
       Net Asset Value Per Share.......................     $     11.74     $     9.79
                                                            ===========     ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)


September 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                                 SMALL CAP         MID CAP
                                                                    FUND             FUND
---------------------------------------------------------------------------------------------

ASSETS:
     Investments at value ................................      $12,319,401        $2,164,215
     Receivables:
        Dividends.........................................            4,294               591
        Interest .........................................              608                66
        Capital shares sold ..............................          126,521            12,750
        From advisor .....................................            5,790            15,031
     Prepaid expenses and other assets....................           29,553            13,462
                                                                -----------        ----------
           Total assets...................................       12,486,167         2,206,115
                                                                -----------        ----------
LIABILITIES:
      Payables:
         Investment securities purchased..................          272,832                --
         Capital shares redeemed .........................           26,255           128,462
         Administrative fees  ............................           10,250            10,250
         Professional fees ...............................            4,640               889
         Custody fees ....................................            3,390             2,334
         Other accrued expenses...........................            5,860             1,970
                                                                -----------        ----------
            Total liabilities  ...........................          323,227           143,905
                                                                -----------        ----------
NET ASSETS ...............................................      $12,162,940        $2,062,210
                                                                ===========        ==========
NET ASSETS CONSIST OF:
      Capital (capital stock and paid-in capital).........      $11,554,627        $1,945,804
      Accumulated net investment loss.....................         (40,808)           (6,069)
      Accumulated net realized loss
           from investment transactions...................          (4,591)           (2,224)
      Net unrealized appreciation from
           investment transactions........................          653,712           124,699
                                                                -----------        ----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES...............      $12,162,940        $2,062,210
                                                                ===========        ==========
      Investments at cost.................................      $11,665,689        $2,039,516
                                                                ===========        ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                            SMALL CAP      MID CAP
                                                               FUND          FUND
------------------------------------------------------------------------------------

CLASS I SHARES
       Net Assets......................................     $4,992,617    $1,697,576
                                                            ==========    ==========
       Shares of Capital Stock Outstanding.............        411,921       163,694
                                                            ==========    ==========
       Net Asset Value Per Share.......................     $    12.12    $    10.37
                                                            ==========    ==========

CLASS A SHARES
       Net Assets......................................     $4,512,808    $  287,700
                                                            ==========    ==========
       Shares of Capital Stock Outstanding.............        374,163        27,841
                                                            ==========    ==========
       Net Asset Value Per Share.......................     $    12.06    $    10.33
                                                            ==========    ==========

CLASS B SHARES
       Net Assets......................................     $  413,737    $   22,114
                                                            ==========    ==========
       Shares of Capital Stock Outstanding.............         34,792         2,164
                                                            ==========    ==========
       Net Asset Value Per Share.......................     $    11.89    $    10.22
                                                            ==========    ==========

CLASS C SHARES
       Net Assets......................................     $2,243,778    $   54,820
                                                            ==========    ==========
       Shares of Capital Stock Outstanding.............        188,684         5,363
                                                            ==========    ==========
       Net Asset Value Per Share.......................     $    11.89    $    10.22
                                                            ==========    ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
OF OPERATIONS


Six Months Ended September 30, 2003 (unaudited)
--------------------------------------------------------------------------------


                                                                  BALANCED              LARGE CAP            HIGH YIELD
                                                                    FUND                   FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends .................................................     $  255,438            $   93,448            $   58,870
 Interest  .................................................        714,265                 2,423               624,259
 Foreign taxes withheld ....................................          (855)                  (29)                    --
                                                                 ----------            ----------            ----------
                                                                    968,848                95,842               683,129
                                                                 ----------            ----------            ----------
EXPENSES:
Advisor fees................................................        146,085                73,455                97,059
Transfer Agent fees.........................................         97,105                96,758                89,642
Administration fees.........................................         88,500                88,500                88,500
Registration fees...........................................         18,849                18,849                20,130
Audit fees..................................................         17,826                 9,006                10,680
Custodian fees..............................................         11,350                 8,415                10,185
Legal fees..................................................         10,467                 5,260                 6,475
Printing fees...............................................          9,150                 4,575                 5,640
Director fees ..............................................          9,150                 4,239                 4,428
Insurance fees..............................................          7,686                 3,843                 3,294
Distribution fees...........................................          2,916                   523                41,101
Miscellaneous fees..........................................          5,491                 2,014                 6,405
                                                                 ----------            ----------            ----------
    Total expenses before reimbursement and waivers.........        424,575               315,437               383,539
    Less: expense reimbursement and waivers ................       (224,444)            (215,750)             (211,408)
                                                                 ----------            ----------            ----------
    Net expenses ...........................................        200,131                99,687               172,131
                                                                 ----------            ----------            ----------
    Net investment income (loss)............................        768,717               (3,845)               510,998
                                                                 ----------            ----------            ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) from investment transactions ......       (150,133)          (1,160,697)               438,947
Net unrealized appreciation  on investments ................      4,721,376             5,204,307             1,339,126
                                                                 ----------            ----------            ----------
                                                                  4,571,243             4,043,610             1,778,073
                                                                 ----------            ----------            ----------
Net increase in net assets
      resulting from operations ............................     $5,339,960            $4,039,765            $2,289,071
                                                                 ==========            ==========            ==========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                                                               USA GLOBAL              SCIENCE &         SMALL CAP       MID CAP
                                                                   FUND             TECHNOLOGY FUND         FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends .................................................   $  159,071             $    6,241        $   15,212     $    3,719
 Interest  .................................................        1,907                    303             1,700            257
 Foreign taxes withheld ....................................           --                   (255)               (9)            (6)
                                                               -----------            -----------       -----------    -----------
                                                                  160,978                  6,289            16,903          3,970
                                                               -----------            -----------       -----------    -----------
EXPENSES:
Advisor fees................................................      135,342                 13,805            33,072          6,691
Transfer Agent fees.........................................      111,124                 75,482            77,190         73,587
Administration fees.........................................       88,500                 88,500            88,500         88,500
Registration fees...........................................       18,849                 18,849            19,215         17,331
Audit fees..................................................       16,086                  1,512             3,660            780
Custodian fees..............................................        8,810                  8,326             9,925          8,332
Legal fees..................................................       10,048                  1,307             3,180            636
Printing fees...............................................        9,015                    915             2,670            702
Director fees ..............................................        7,659                    819             2,265            453
Insurance fees..............................................        6,954                    630             1,449          3,416
Distribution fees...........................................          837                    192             9,541            365
Miscellaneous fees..........................................        2,380                  1,831             2,601          1,495
                                                               -----------            -----------       -----------    -----------
    Total expenses before reimbursement and waivers.........      415,604                212,168           253,268        202,288
    Less: expense reimbursement and waivers ................     (232,055)              (192,019)         (195,557)      (192,249)
                                                               -----------            -----------       -----------    -----------
    Net expenses ...........................................      183,549                 20,149            57,711         10,039
                                                               -----------            -----------       -----------    -----------
    Net investment income (loss)............................      (22,571)               (13,860)          (40,808)        (6,069)
                                                               -----------            -----------       -----------    -----------

NET REALIZED AND UNREALIZED GAIN(LOSS)
ON INVESTMENTS:
Net realized gain (loss) from investment transactions ......     (203,126)               109,357           172,982        11,778
Net unrealized appreciation  on investments ................    7,488,875              1,113,423         2,492,230       420,421
                                                               -----------            -----------       -----------    -----------
                                                                7,285,749              1,222,780         2,665,212       432,199
                                                               -----------            -----------       -----------    -----------
Net increase in net assets
      resulting from operations ............................   $7,263,178             $1,208,920        $2,624,404     $  426,130
                                                               ===========            ===========       ===========    ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS


                                                                                       BALANCED FUND
                                                                          SIX MONTHS ENDED             YEAR
                                                                         SEPTEMBER 30, 2003            ENDED
                                                                             (unaudited)          MARCH 31, 2003
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ......................................    $   768,717            $   997,870
     Net realized gain (loss) from investment transactions .............       (150,133)            (2,852,174)
     Net unrealized appreciation (depreciation) on investments .........      4,721,377             (4,480,914)
                                                                            -----------            -----------
         Net increase (decrease) in net assets
             resulting from operations .................................      5,339,961             (6,335,218)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income .............................................       (765,773)            (1,039,185)
                                                                            -----------            -----------
         Total distributions to shareholders ...........................       (765,773)            (1,039,185)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold .......................................................      2,157,171              1,321,950
     Reinvested distributions ..........................................        760,690              1,037,818
     Shares repurchased ................................................       (169,371)              (943,586)
                                                                            -----------            -----------
         Net increase from capital share transactions ..................      2,748,490              1,416,182
                                                                            -----------            -----------
         Net increase (decrease) in net assets .........................      7,322,678             (5,958,221)

NET ASSETS:
     Beginning of period ...............................................     31,937,415             37,895,636
                                                                            -----------            -----------
     End of period .....................................................    $39,260,093            $31,937,415
                                                                            ===========            ===========
     Accumulated net investment income (loss) at end of period .........    $   (36,299)           $   (39,243)
                                                                            ===========            ===========

*Fund share transactions:
     Shares sold .......................................................        208,004                136,988
     Reinvested distributions ..........................................         73,418                112,132
     Shares repurchased ................................................        (16,286)               (99,340)
                                                                            -----------            -----------
         Net increase in fund shares ...................................        265,136                149,780
                                                                            ===========            ===========





                                                                                           LARGE CAP FUND
                                                                              SIX MONTHS ENDED            YEAR
                                                                             SEPTEMBER 30, 2003           ENDED
                                                                                 (unaudited)         MARCH 31, 2003
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ......................................          $    (3,845)           $    28,918
     Net realized gain (loss) from investment transactions .............           (1,160,697)              (199,331)
     Net unrealized appreciation (depreciation) on investments .........            5,204,307             (6,665,886)
                                                                                  -----------            -----------
         Net increase (decrease) in net assets
             resulting from operations .................................            4,039,765             (6,836,299)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income .............................................              (28,917)                    --
                                                                                  -----------            -----------
         Total distributions to shareholders ...........................              (28,917)                    --

CAPITAL SHARE TRANSACTIONS:*
     Shares sold .......................................................              369,092                942,574
     Reinvested distributions ..........................................               28,276                     --
     Shares repurchased ................................................             (190,897)              (633,797)
                                                                                  -----------            -----------
         Net increase from capital share transactions ..................              206,741                308,777
                                                                                  -----------            -----------
         Net increase (decrease) in net assets .........................            4,217,319             (6,527,522)

NET ASSETS:
     Beginning of period ...............................................           15,225,349             21,752,871
                                                                                  -----------            -----------
     End of period .....................................................          $19,442,668            $15,225,349
                                                                                  ===========            ===========
     Accumulated net investment income (loss) at end of period .........          $    (3,844)           $    28,918
                                                                                  ===========            ===========

*Fund share transactions:
     Shares sold .......................................................               34,115                 93,108
     Reinvested distributions ..........................................                2,638                     --
     Shares repurchased ................................................              (17,406)               (63,796)
                                                                                  -----------            -----------
         Net increase in fund shares ...................................               19,347                 29,312
                                                                                  ===========            ===========





                                                                                                 HIGH YIELD FUND
                                                                                      SIX MONTHS ENDED           YEAR
                                                                                     SEPTEMBER 30, 2003          ENDED
                                                                                         (unaudited)        MARCH 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) .....................................                  $   510,998          $    778,044
     Net realized gain (loss) from investment transactions ............                      438,947              (530,990)
     Net unrealized appreciation (depreciation) on investments ........                    1,339,126               420,312
                                                                                         -----------          ------------
         Net increase (decrease) in net assets
             resulting from operations ................................                    2,289,071               667,366

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ............................................                     (509,777)             (775,651)
                                                                                         -----------          ------------
         Total distributions to shareholders ..........................                     (509,777)             (775,651)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold ......................................................                   10,426,759             8,538,057
     Reinvested distributions .........................................                      407,805               685,224
     Shares repurchased ...............................................                   (3,976,380)             (568,927)
                                                                                         -----------          ------------
         Net increase from capital share transactions .................                    6,858,184             8,654,354
                                                                                         -----------          ------------
         Net increase (decrease) in net assets ........................                    8,637,478             8,546,069

NET ASSETS:
     Beginning of period ..............................................                   17,998,324             9,452,255
                                                                                         -----------          ------------
     End of period ....................................................                  $26,635,802          $ 17,998,324
                                                                                         ===========          ============
     Accumulated net investment income (loss) at end of period ........                  $   (20,040)         $    (21,261)
                                                                                         ===========          ============

*Fund share transactions:
     Shares sold ......................................................                    1,162,763             1,028,971
     Reinvested distributions .........................................                       46,598                86,774
     Shares repurchased ...............................................                     (435,308)              (70,524)
                                                                                         -----------          ------------
         Net increase in fund shares ..................................                      774,053             1,045,221
                                                                                         ===========          ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36 & 37

STATEMENTS OF CHANGES
IN NET ASSETS (CONTINUED)

                                                                                  USA GLOBAL FUND

                                                                          SIX MONTHS ENDED         YEAR
                                                                         SEPTEMBER 30, 2003        ENDED
                                                                             (unaudited)      MARCH 31, 2003
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment loss ..............................................      $   (22,571)     $    (60,670)
     Net realized gains (losses) from investment transactions. ........         (203,126)       (1,183,387)
     Net unrealized appreciation (depreciation) on investments ........        7,488,875       (12,718,230)
                                                                             -----------      ------------
         Net increase (decrease) in net assets
              resulting from operations ...............................        7,263,178       (13,962,287)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold ......................................................          726,530         1,467,687
     Shares repurchased ...............................................         (719,661)       (1,153,926)
                                                                             -----------        ----------
         Net increase from capital share transactions .................            6,869           313,761
                                                                             -----------        ----------
         Net increase (decrease) in net assets ........................        7,270,047       (13,648,526)

NET ASSETS:
     Beginning of period ..............................................       28,471,157        42,119,683
                                                                             -----------        ----------
     End of period ....................................................      $35,741,204       $28,471,157
                                                                             ===========        ==========
     Accumulated net investment loss at end of period .................      $   (22,571)      $        --
                                                                             ===========        ==========

*Fund share transactions:
     Shares sold ......................................................           63,289           130,429
     Shares repurchased ...............................................          (62,038)         (105,891)
                                                                              ----------        ----------
         Net increase in fund shares ..................................            1,251            24,538
                                                                             ===========        ==========



                                                                                        SCIENCE &
                                                                                     TECHNOLOGY FUND

                                                                              SIX MONTHS ENDED         YEAR
                                                                             SEPTEMBER 30, 2003        ENDED
                                                                                 (unaudited)      MARCH 31, 2003
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment loss ..............................................          $  (13,860)       $   (16,400)
     Net realized gains (losses) from investment transactions. ........             109,357           (147,710)
     Net unrealized appreciation (depreciation) on investments ........           1,113,423         (1,407,114)
                                                                                 ----------        -----------
         Net increase (decrease) in net assets
              resulting from operations ...............................           1,208,920         (1,571,224)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold ......................................................             296,625            450,226
     Shares repurchased ...............................................             (21,767)          (122,289)
                                                                                  ---------          ---------
         Net increase from capital share transactions .................             274,858            327,937
                                                                                  ---------          ---------
         Net increase (decrease) in net assets ........................           1,483,778         (1,243,287)

NET ASSETS:
     Beginning of period ..............................................           2,489,522          3,732,809
                                                                                  ---------          ---------
     End of period ....................................................          $3,973,300         $2,489,522
                                                                                 ==========         ==========
     Accumulated net investment loss at end of period .................          $  (13,860)        $       --
                                                                                 ==========         ==========

*Fund share transactions:
     Shares sold ......................................................              32,495             57,310
     Shares repurchased ...............................................              (2,422)           (17,233)
                                                                                  ---------          ---------
         Net increase in fund shares ..................................              30,073             40,077
                                                                                 ==========         ==========


                                                                                  SMALL CAP FUND

                                                                           SIX MONTHS ENDED        YEAR
                                                                          SEPTEMBER 30, 2003       ENDED
                                                                             (unaudited)      MARCH 31, 2003
------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment loss ..............................................      $   (40,808)      $   (46,588)
     Net realized gains (losses) from investment transactions. ........          172,982          (177,573)
     Net unrealized appreciation (depreciation) on investments ........        2,492,230        (2,460,616)
                                                                             -----------       -----------
         Net increase (decrease) in net assets
              resulting from operations ...............................        2,624,404        (2,684,777)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold ......................................................        6,357,638         6,072,106
     Shares repurchased ...............................................       (2,607,988)       (2,091,091)
                                                                              ----------      ------------
         Net increase from capital share transactions .................        3,749,650         3,981,015
                                                                              ----------      ------------
         Net increase (decrease) in net assets ........................        6,374,054         1,296,238

NET ASSETS:
     Beginning of period ..............................................        5,788,886         4,492,648
                                                                              ----------      ------------
     End of period ....................................................      $12,162,940      $  5,788,886
                                                                             ===========      ============
     Accumulated net investment loss at end of period .................      $   (40,808)     $         --
                                                                             ===========      ============

*Fund share transactions:
     Shares sold ......................................................          575,132           580,100
     Shares repurchased ...............................................         (265,858)         (235,987)
                                                                              ----------        ----------
         Net increase in fund shares ..................................          309,274           344,113
                                                                             ===========      ============



                                                                                  MID CAP FUND

                                                                        SIX MONTHS ENDED     FOR THE PERIOD
                                                                       SEPTEMBER 30, 2003     MAY 1, 2002**
                                                                          (unaudited)     THROUGH MARCH 31, 2003
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment loss ..............................................    $   (6,069)        $   (6,801)
     Net realized gains (losses) from investment transactions. ........        11,778            (14,002)
     Net unrealized appreciation (depreciation) on investments ........       420,421           (295,722)
                                                                           ----------        -----------
         Net increase (decrease) in net assets
              resulting from operations ...............................       426,130           (316,525)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold ......................................................       502,868          1,650,450
     Shares repurchased ...............................................      (150,367)           (50,346)
                                                                           ----------        -----------
         Net increase from capital share transactions .................       352,501          1,600,104
                                                                           ----------        -----------
         Net increase (decrease) in net assets ........................       352,501          1,283,579

NET ASSETS:
     Beginning of period ..............................................     1,283,579                 --
                                                                           ----------        -----------
     End of period ....................................................    $2,062,210        $ 1,283,579
                                                                           ==========        ===========
     Accumulated net investment loss at end of period .................    $  (6,069)        $        --
                                                                           ==========        ===========

*Fund share transactions:
     Shares sold ......................................................        48,323            171,422
     Shares repurchased ...............................................       (14,582)            (6,101)
                                                                           ----------        -----------
         Net increase in fund shares ..................................        33,741            165,321
                                                                           ==========        ===========

** COMMENCEMENT OF OPERATIONS.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38 & 39

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED)

1. ORGANIZATION
The AFBA 5Star Fund, Inc. (the Company), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds". Each Fund offers four classes of shares; Class A, Class B, Class C and Class I. Shares of all classes of a Fund represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services provided to them.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION - Equity securities owned by a Fund are valued using the closing price or the last sale price on that Exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, securities are valued at their fair value as determined in good faith the Company's pricing committee under procedures adopted by the Company's Board of Directors.

B. FEDERAL AND STATE TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of their net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

C. OPTIONS - In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of September 30, 2003.

D. EXPENSES - The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Fund expenses are allocated among the Company's respective series based on relative net assets.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative of shares value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

E. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS - Dividends from the Balanced Fund's net investment income, if any, are declared and paid quarterly. Dividends from the High Yield Fund's net investment income, if any, are declared and paid monthly. Dividends from the Large Cap, USA Global, Science & Technology, Small Cap and Mid Cap Funds' net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

3.  CAPITAL SHARE TRANSACTIONS
The Balanced, Large Cap, High Yield, USA Global and Mid Cap Funds are authorized to issue 10,000,000 shares per class with a Par Value of $1.00. Science & Technology and Small Cap Funds are authorized to issue 5,000,000 shares per class with a Par Value of $1.00.

Transactions in the capital shares of the Funds were as follows:

                                 BALANCED FUND
--------------------------------------------------------------------
                        SIX MONTHS ENDED          YEAR ENDED
                       SEPTEMBER 30, 2003       MARCH 31, 2003
CLASS I:               SHARES      AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued          34,027   $  346,298    71,195    $  694,740
Shares reinvested      72,172      747,476   111,897     1,035,618
Shares redeemed        (7,359)     (75,505)  (46,567)    (442,953)
                       ------    ---------    -------   ----------
Net increase           98,840   $1,018,269   136,525    $1,287,405
                       ======    =========   =======    ==========


CLASS A:               SHARES      AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued          93,048     $972,106    57,780    $  552,797
Shares reinvested         615        6,553       156         1,459
Shares redeemed        (7,620)     (80,259)  (52,434)     (497,570)
                        ------   ---------    -------  ----------
Net increase           86,043     $898,400     5,502    $   56,686
                       ======    =========   =======    ==========


CLASS B:               SHARES     AMOUNT      SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued          18,196     $189,917     3,840    $   34,928
Shares reinvested         201        2,121        29           276
Shares redeemed        (1,307)     (13,607)     (338)       (3,054)
                        ------   ---------    -------   ----------
Net increase           17,090     $178,431     3,531    $    32,150
                       ======    =========   =======    ==========


                                 BALANCED FUND (CONTINUED)
--------------------------------------------------------------------
                         SIX MONTHS ENDED         YEAR ENDED
                       SEPTEMBER 30, 2003      MARCH 31, 2003
CLASS C:               SHARES      AMOUNT     SHARES      AMOUNT
--------------------------------------------------------------------
Shares issued          62,733     $648,850     4,173     $  39,485
Shares reinvested         430        4,540        50           465
Shares redeemed            --           --        (1)           (9)
                       ------   ---------   -------     ----------
Net increase           63,163     $653,390     4,222     $  39,941
                       ======    =========   =======    ==========


                                    LARGE CAP FUND
--------------------------------------------------------------------
                         SIX MONTHS ENDED        YEAR ENDED
                       SEPTEMBER 30, 2003      MARCH 31, 2003
CLASS I:               SHARES     AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued          26,442     $286,394    78,490      $793,303
Shares reinvested       2,638       28,276        --            --
Shares redeemed       (14,994)    (166,096)  (59,698)     (594,210)
                       ------    ---------   -------    ----------
Net increase           14,086     $148,574    18,792      $199,093
                       ======    =========   =======    ==========


CLASS A:                SHARES     AMOUNT    SHARES      AMOUNT
--------------------------------------------------------------------
Shares issued           5,277      $57,853    11,670      $113,568
Shares redeemed        (1,579)     (17,393)   (4,098)      (39,587)
                       ------    ---------   -------    ----------
Net increase            3,698      $40,460     7,572      $ 73,981
                       ======    =========   =======    ==========


CLASS B:                SHARES     AMOUNT    SHARES        AMOUNT
--------------------------------------------------------------------
Shares issued           2,218      $22,845       833       $10,000
Shares redeemed          (833)      (7,408)       --            --
                       ------    ---------   -------    ----------
Net increase            1,385      $15,437       833       $10,000
                       ======    =========   =======    ==========


CLASS C:               SHARES     AMOUNT    SHARES        AMOUNT
--------------------------------------------------------------------
Shares issued             178       $2,000     2,115       $25,703
                       ------    ---------   -------    ----------
Net increase              178       $2,000     2,115       $25,703
                       ======    =========   =======    ==========

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED) (CONTINUED)

                                 HIGH YIELD FUND
--------------------------------------------------------------------
                       SIX MONTHS ENDED          YEAR ENDED
                      SEPTEMBER 30, 2003       MARCH 31, 2003
CLASS I:               SHARES     AMOUNT    SHARES        AMOUNT
--------------------------------------------------------------------
Shares issued          39,934     $342,251   104,783    $  842,094
Shares reinvested      28,073      240,297    78,149       613,379
Shares redeemed       (39,983)    (343,092)  (51,991)     (414,640)
                      -------    ---------   -------    ----------
Net increase           28,024     $239,456   130,941    $1,040,833
                       ======    =========   =======    ==========

CLASS A:               SHARES     AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued         652,411   $5,926,125   471,769    $3,965,977
Shares reinvested       9,717       88,943     4,258        35,931
Shares redeemed      (306,813)  (2,837,595)   (5,605)      (47,047)
                     --------    ---------   -------    ----------
Net increase          355,315   $3,177,473   470,422    $3,954,861
                       ======    =========   =======    ==========


CLASS B:               SHARES     AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued          87,464     $780,923    73,303      $611,771
Shares reinvested       1,284       11,588       958         7,888
Shares redeemed        (1,631)     (14,953)   (2,149)      (17,961)
                      -------    ---------   -------    ----------
Net increase           87,117     $777,558    72,112      $601,698
                       ======    =========   =======    ==========

CLASS C:               SHARES     AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued         382,954   $3,377,460   379,116    $3,118,215
Shares reinvested       7,524       66,977     3,409        28,026
Shares redeemed       (86,881)    (780,740)  (10,779)      (89,279)
                     --------    ---------   -------    ----------
Net increase          303,597   $2,663,697   371,746    $3,056,962
                       ======    =========   =======    ==========

                                USA GLOBAL FUND
--------------------------------------------------------------------
                       SIX MONTHS ENDED        YEAR ENDED
                      SEPTEMBER 30, 2003     MARCH 31, 2003
CLASS I:               SHARES     AMOUNT    SHARES        AMOUNT
--------------------------------------------------------------------
Shares issued          33,960     $385,681   114,280    $1,271,143
Shares redeemed       (38,056)    (442,009)  (97,382)   (1,055,006)
                      -------    ---------   -------    ----------
Net increase
 (decrease)            (4,096)    $(56,328)   16,898    $  216,137
                       ======    =========   =======    ==========

CLASS A:               SHARES     AMOUNT    SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued          27,048     $315,211     6,923      $ 75,652
Shares redeemed       (23,982)    (277,652)   (8,470)      (98,536)
                      -------    ---------   -------    ----------
Net increase
 (decrease)             3,066     $ 37,559    (1,547)     $(22,884)
                       ======    =========   =======    ==========

CLASS B:               SHARES     AMOUNT    SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued              --    $      --       159        $2,080
                      -------    ---------   -------    ----------
Net increase               --    $      --       159        $2,080
                       ======    =========   =======    ==========


                            USA GLOBAL FUND (CONTINUED)
--------------------------------------------------------------------
                        SIX MONTHS ENDED          YEAR ENDED
                       SEPTEMBER 30, 2003       MARCH 31, 2003
CLASS C:               SHARES      AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued           2,281      $25,638     9,067      $118,812
Shares redeemed            --           --       (39)         (384)
                       ------    ---------   -------    ----------
Net increase            2,281      $25,638     9,028      $118,428
                       ======    =========   =======    ==========

                           SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------
                      SIX MONTHS ENDED      YEAR ENDED
                     SEPTEMBER 30, 2003   MARCH 31, 2003
CLASS I:               SHARES      AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued          26,701     $240,659    54,190      $427,466
Shares redeemed        (1,725)     (15,912)  (17,233)     (122,289)
                      -------    ---------   -------    ----------
Net increase           24,976     $224,747    36,957      $305,177
                       ======    =========   =======    ==========

CLASS A:               SHARES      AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued           3,178      $30,971     2,903       $21,260
Shares redeemed          (697)      (5,855)       --            --
                       ------    ---------   -------    ----------
Net increase            2,481      $25,116     2,903       $21,260
                       ======    =========   =======    ==========

CLASS B:               SHARES      AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued           2,616      $24,995       217        $1,500
                       ------    ---------   -------    ----------
Net increase            2,616      $24,995       217        $1,500
                       ======    =========   =======    ==========

                                 SMALL CAP FUND
--------------------------------------------------------------------
                        SIX MONTHS ENDED          YEAR ENDED
                       SEPTEMBER 30, 2003       MARCH 31, 2003
CLASS I:               SHARES      AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued          36,351     $411,629   124,318    $1,262,642
Shares redeemed       (31,671)    (364,885)  (37,696)     (353,822)
                      -------    ---------   -------    ----------
Net increase            4,680    $  46,744    86,622    $  908,820
                       ======    =========   =======    ==========


CLASS A:               SHARES      AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued         355,056   $3,859,715   397,472    $4,176,416
Shares redeemed      (213,045)  (2,015,122) (184,605)   (1,623,008)
                     --------    ---------   -------    ----------
Net increase          142,011   $1,844,593   212,867    $2,553,408
                     ========    =========   =======    ==========

--------------------------------------------------------------------
                        SIX MONTHS ENDED          YEAR ENDED
                       SEPTEMBER 30, 2003       MARCH 31, 2003
CLASS B:               SHARES      AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued          22,004     $250,786    18,463      $210,110
Shares redeemed        (8,694)     (89,340)     (614)       (4,904)
                       ------    ---------   -------    ----------
Net increase           13,310     $161,446    17,849      $205,206
--------------------------------------------------------------------

CLASS C:               SHARES      AMOUNT     SHARES      AMOUNT
--------------------------------------------------------------------
Shares issued         161,721   $1,835,508    39,847      $422,938
Shares redeemed       (12,448)    (138,641)  (13,072)     (109,357)
                      -------    ---------   -------    ----------
Net increase          149,273   $1,696,867    26,775      $313,581
                     ========    =========   =======    ==========

                                     MID CAP FUND
--------------------------------------------------------------------

                        SIX MONTHS ENDED         PERIOD ENDED
                       SEPTEMBER 30, 2003       MARCH 31, 2003
CLASS I:               SHARES      AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------
Shares issued          14,132     $142,314   157,748    $1,533,602
Shares redeemed        (2,111)     (21,157)   (6,075)      (50,136)
                     -------     ---------   -------    ----------
Net increase           12,021     $121,157   151,673    $1,483,466
                     ========    =========   =======    ==========

CLASS A:               SHARES     AMOUNT      SHARES      AMOUNT
--------------------------------------------------------------------
Shares issued          29,998     $317,154    10,340       $86,610
Shares redeemed       (12,471)    (129,210)      (26)         (210)
                      -------    ---------   -------    ----------
Net increase           17,527     $187,944    10,314       $86,400
                     ========    =========   =======    ==========

CLASS B:               SHARES     AMOUNT      SHARES      AMOUNT
--------------------------------------------------------------------
Shares issued           1,164      $11,850     1,000       $10,000
                      -------    ---------   -------    ----------
Net increase            1,164      $11,850     1,000       $10,000
                     ========    =========   =======    ==========

CLASS C:               SHARES     AMOUNT      SHARES      AMOUNT
--------------------------------------------------------------------
Shares issued           3,029      $31,550     2,334       $20,238
                      -------    ---------   -------    ----------
Net increase            3,029      $31,550     2,334       $20,238
                     ========    =========   =======    ==========

4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees are paid to AFBA 5Star Investment Management Company ("AFBA") at the rate of 0.80% per annum of the average daily net asset values of the Fund. AFBA employs at its own expense Kornitzer Capital Management ("KCM") to assist in the investment counseling function for the Funds. AFBA pays KCM a fee of one third of one percent (0.33%) for this service. For the six month period ended September 30, 2003, KCM received $60,260, $30,300, $40,036, $55,829, $5,695,
$13,642 and $2,760 for the Balanced, Large Cap, High Yield, USA Global, Science & Technology, Small Cap and Mid Cap Funds, respectively.

For the period ended July 31, 2003, AFBA had contractually agreed to pay certain expenses of the Funds such that the total annual operating expenses of a Fund would not exceed 1.08% (excluding 12b-1fees) of its average daily net assets. Effective August 1, 2003, AFBA has contractually agreed to pay certain expenses of the Science & Technology, Small Cap and Mid Cap Funds such that the total annual operating expenses will not exceed 1.28% (excluding 12b-1 fees) of its average daily net assets. For the Balanced, Large Cap, High Yield and USA Global Funds, AFBA has contractually agreed to pay certain expenses such that the total annual operating expenses will not exceed 1.08% (excluding 12b-1 fees) of its average daily net assets. In order to maintain this expense limitation, AFBA has reimbursed the Balanced, Large Cap, High Yield, USA Global, Science & Technology, Small Cap and Mid Cap Funds for expenses in the amount of $3,989, $62,152, $38,846, $16,711, $80,307, $68,371 and $84,909, respectively.

When a Fund's assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, AFBA may seek to recoup amounts it waived or expenses that it paid. AFBA will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. AFBA shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. The table below indicates the total amount of fees waived and/or expenses borne by the Manager during the last three years ended September 30, 2003 and is therefore currently eligible for recoupment by the Manager assuming that the total fund operating expenses are low enough so that when added to

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED) (CONTINUED)

the total recoupment amounts they do not exceed the expense limitation target:

     Balanced Fund                       $592,185
     High Yield Fund                      263,866
     Large Cap Fund                       375,988
     Mid Cap Fund                          15,944
     Science & Technology Fund             45,829
     Small Cap Fund                        93,918
     USA Global Fund                      613,097

The table below indicates the amount of advisory fees waived for the six months ended September 30, 2003:

     Balanced Fund                       $140,645
     Large Cap Fund                        73,455
     High Yield Fund                       97,060
     USA Global Fund                      135,342
     Science & Technology Fund             13,805
     Small Cap Fund                        33,072
     Mid Cap Fund                           6,691

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of administration fee waived for the six months ended September 30, 2003:

     Balanced Fund                        $27,000
     Large Cap Fund                        27,000
     High Yield Fund                       27,000
     USA Global Fund                       27,000
     Science & Technology Fund             27,000
     Small Cap Fund                        27,000
     Mid Cap Fund                          27,000


PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of transfer agent fee waived for the six months ended September 30, 2003:

     Balanced Fund                        $52,810
     Large Cap Fund                        53,143
     High Yield Fund                       48,502
     USA Global Fund                       53,002
     Science & Technology Fund             70,907
     Small Cap Fund                        67,114
     Mid Cap Fund                          71,357

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement. From time to time, PFPC Trust Company may waive all or a portion of its fees. The table below indicates the amount of custody fee waived for the six months ended September 30, 2003:

     Mid Cap Fund                          $2,292

5. INVESTMENT TRANSACTIONS
Investment transactions for the six months ended September 30, 2003 (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

   BALANCED FUND
      Purchases......................$12,357,055
      Proceeds from sales.............10,308,667

   LARGE CAP FUND
      Purchases.......................$3,155,957
      Proceeds from sales..............4,638,187

   HIGH YIELD FUND
      Purchases.......................$7,313,106
      Proceeds from sales..............4,780,317

   USA GLOBAL FUND
      Purchases.........................$919,164
      Proceeds from sales..............3,064,517

   SCIENCE & TECHNOLOGY FUND
      Purchases.........................$871,643
      Proceeds from sales................836,550

   SMALL CAP FUND
      Purchases.......................$2,501,058
      Proceeds from sales..............1,857,059

   MID CAP FUND
      Purchases.........................$138,166
      Proceeds from sales.................55,436

6.  FEDERAL INCOME TAX INFORMATION
No provision for Federal income taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2003 the following Funds elected to defer capital losses as follows:


FUND                                CAPITAL LOSS DEFERRED
----------------------------------------------------------

Balanced                                     $  2,618,013
High Yield                                        265,473
Large Cap                                          48,211
Science & Technology                               22,871
Small Cap                                          90,008
USAGlobal                                           6,420

Further, the Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for Federal income tax purposes. For Federal income tax purposes, the Funds had capital loss carryovers at March 31, 2003 as follows:


                   BALANCED   LARGE CAP  HIGH YIELD   USA GLOBAL
DATE OF EXPIRATION     FUND        FUND        FUND         FUND
-----------------------------------------------------------------
2009             $   65,097   $       --   $ 15,233   $       --
2010                 23,003      304,057         --      664,107
2011                979,049    1,113,721    448,711    2,311,174
                 ----------   ----------   --------   ----------
Total            $1,067,149   $1,417,778   $463,944   $2,975,281
                 ==========   ==========   ========   ==========


                  SCIENCE &
                 TECHNOLOGY    SMALL CAP    MID CAP
DATE OF EXPIRATION     FUND         FUND       FUND
---------------------------------------------------
2011               $136,303      $39,287    $14,002
                   --------      -------    -------
Total              $136,303      $39,287    $14,002
                   ========      =======    =======

7. CONCENTRATION OF OWNERSHIP
At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED) (CONTINUED)

At September 30, 2003, each share class had the following number of shareholders who held in the aggregate the following percent of shares of that class:

                                                       % OF
                                    NUMBER OF       OUTSTANDING
SHARE CLASS                       SHAREHOLDERS        SHARES
----------------------------------------------------------------
Balanced Fund Class I                   1               94
Balanced Fund Class B                   1               46
High Yield Fund Class I                 1               85
Large Cap Fund Class I                  1               77
Large Cap Fund Class B                  2               61
Large Cap Fund Class C                  2               95
Mid Cap Fund Class I                    1               82
Mid Cap Fund Class B                    1               46
Science & Technology Fund Class I       1               88
Science & Technology Fund Class B       1               27
Science & Technology Fund Class C       1              100
Small Cap Fund Class I                  1               87
USA Global Fund Class I                 1               78
USA Global Fund Class B                 1               85
USA Global Fund Class C                 1               42

8. PROXY VOTING POLICIES AND PROCEDURES
A description of the Proxy Policies and Procedures is available without charge upon request, by calling 1-800-243-9865 or on the SEC website www.sec.gov.

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                                                                              47

FINANCIAL HIGHLIGHTS
BALANCED FUND

                                                                              CLASS I
----------------------------------------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED             YEARS ENDED MARCH 31,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK      SEPTEMBER 30, 2003
OUTSTANDING THROUGHOUT THE PERIOD                   (unaudited)     2003     2002     2001      2000+    1999+
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $ 9.14      $11.34   $10.91   $11.49    $10.22    $11.39
                                                       ------      ------   ------   ------    ------    ------
Income from investment operations:
       Net investment income                             0.21        0.29     0.35     0.34      0.41      0.42
       Net gain (loss) on securities (both
         realized and unrealized)                        1.30       (2.18)    0.43    (0.45)     1.32     (1.17)
                                                       ------      ------    ------  ------    ------    ------
   Total from investment operations.                     1.51       (1.89)    0.78    (0.11)     1.73     (0.75)
                                                       ------      ------    ------  ------    ------    ------
   Less distributions:
       Dividends from net investment income             (0.21)      (0.31)   (0.35)   (0.35)    (0.43)    (0.40)
       Distributions from capital gains                    --          --      .--    (0.12)    (0.03)    (0.02)
                                                       ------      ------    ------  ------    ------    ------
   Total distributions                                  (0.21)      (0.31)   (0.35)   (0.47)    (0.46)    (0.42)
                                                       ------      ------    ------  ------    ------    ------
Net asset value, end of period                         $10.44     $  9.14   $11.34   $10.91    $11.49    $10.22
                                                       ======      ======   ======   ======    ======    ======
Total return*                                           16.58%     (16.71%)   7.28%   (0.98%)   17.39%    (6.53%
                                                       ======      ======   ======   ======    ======    ======

Ratios/Supplemental Data

Net assets, end of period (in millions)                $  .37      $  .32   $  .38   $  .35    $  .08     $ .05
Ratio of expenses to average net assets**                1.08%       1.08%    1.08%    1.06%     1.08%     1.08%
Ratio of net investment income to average
    net assets**                                         4.21%       3.06%    3.06%    4.05%     4.01%     4.76%
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                         2.30%       2.42%    1.74%    1.10%     1.19%     1.33%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers**                           2.99%       1.72%    2.40%    4.01%     3.90%     4.51%
Portfolio turnover rate                                   .32%        .33%     .17%     .28%      .44%      .53%




                                                                           CLASS A
-----------------------------------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED          YEAR             FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK       SEPTEMBER 30, 2003       ENDED         PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                    (unaudited)      MARCH 31, 2003    MARCH 31, 2002***
-----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $  9.30           $11.45            $ 9.60
                                                        -------          ------            ------
Income from investment operations:
       Net investment income                              0.14             0.25              0.13
       Net gain (loss) on securities (both
         realized and unrealized)                         1.38            (2.14)             1.85
                                                        ------           ------            ------
   Total from investment operations.                      1.52            (1.89)             1.98
                                                        ------           ------            ------
   Less distributions:
       Dividends from net investment income              (0.13)           (0.26)            (0.13)
       Distributions from capital gains                     --               --                --
                                                        ------           ------            ------
   Total distributions                                   (0.13)           (0.26)            (0.13)
                                                        ------           ------            ------
Net asset value, end of period                          $10.69          $  9.30            $11.45
                                                        ======          =======            ======
Total return*                                            16.40%          (16.49%)           20.60%
                                                        ======          =======            ======

Ratios/Supplemental Data

Net assets, end of period (in millions)                 $    1          $  0.08            $ 0.04
Ratio of expenses to average net assets**                 1.33%            1.33%             1.33%
Ratio of net investment income to average
    net assets**                                          4.04%            2.88%             2.88%
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                          2.55%            2.72%             1.87%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers**                            2.82%            1.49%             2.34%
Portfolio turnover rate                                    .32%             .33%              .17%




                                                                         CLASS B
----------------------------------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED          YEAR              FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK       SEPTEMBER 30, 2003       ENDED          PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                    (unaudited)       MARCH 31, 2003  MARCH 31, 2002***
----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                    $ 9.23             $11.41            $ 9.60
                                                        ------             ------            ------
Income from investment operations:
       Net investment income                              0.11               0.18              0.13
       Net gain (loss) on securities (both
         realized and unrealized)                         1.36              (2.18)             1.81
                                                        ------             ------            ------
   Total from investment operations.                      1.47              (2.00)             1.94
                                                        ------             ------            ------
   Less distributions:
       Dividends from net investment income              (0.10)             (0.18)            (0.13)
       Distributions from capital gains                     --                 --                --
                                                        ------             ------            ------
   Total distributions                                   (0.10)             (0.18)            (0.13)
                                                        ------             ------            ------
Net asset value, end of period                          $10.60             $ 9.23            $11.41
                                                        ======             ======            ======
Total return*                                            15.98%            (17.51%)           20.17%
                                                        ======             ======            ======

Ratios/Supplemental Data

Net assets, end of period (in millions)                 $ 0.23             $ 0.04            $ 0.01
Ratio of expenses to average net assets**                 2.08%              2.08%             2.08%
Ratio of net investment income to average
    net assets**                                          3.23%              2.28%             2.19%
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                          3.29%              3.49%             3.17%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers**                            2.02%              0.87%             1.10%
Portfolio turnover rate                                    .32%               .33%              .17%



                                                                       CLASS C
------------------------------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED         YEAR            FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK      SEPTEMBER 30, 2003      ENDED         PERIOD  ENDED
OUTSTANDING THROUGHOUT THE PERIOD                   (unaudited)      MARCH 31, 2003  MARCH 31, 2002***
------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                  $ 9.23             $11.41           $ 9.60
                                                      ------            -------           ------
Income from investment operations:
       Net investment income                            0.11               0.18             0.13
       Net gain (loss) on securities (both
         realized and unrealized)                       1.37              (2.18)            1.81
                                                      ------            -------           ------
   Total from investment operations.                    1.48              (2.00)            1.94
                                                      ------            -------           ------
   Less distributions:
       Dividends from net investment income            (0.11)             (0.18)           (0.13)
       Distributions from capital gains                   --                 --               --
                                                      ------            -------           ------
   Total distributions                                 (0.11)             (0.18)           (0.13)
                                                      ------            -------           ------
Net asset value, end of period                        $10.60            $  9.23           $11.41
                                                      ======            =======           ======
Total return*                                          15.99%            (17.53%)          20.17%
                                                      ======            =======           ======

Ratios/Supplemental Data

Net assets, end of period (in millions)               $ 0.73            $  0.05           $ 0.01
Ratio of expenses to average net assets**               2.08%              2.08%            2.08%
Ratio of net investment income to average
    net assets**                                        3.30%              2.22%            2.19%
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                        3.30%              3.47%            3.17%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers**                          2.08%              0.83%            1.10%
Portfolio turnover rate                                  .32%               .33%             .17%


  + PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE TWO YEARS ENDED MARCH 31,
    2000 WERE AUDITED BY OTHER INDEPENDENT ACCOUNTANTS.
  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
 ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48 & 49

FINANCIAL HIGHLIGHTS
LARGE CAP FUND



                                                                                         CLASS I
----------------------------------------------------------------------------------------------------------------------

                                                        FOR THE SIX
                                                      MONTHS ENDED             YEARS ENDED MARCH 31,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK         SEPTEMBER 30, 2003
OUTSTANDING THROUGHOUT THE PERIOD                      (unaudited)       2003      2002    2001      2000+     1999+
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 8.94        $13.00   $12.76   $14.76    $11.54    $11.77
                                                          ------        ------   ------   ------    ------    ------
   Income from investment operations:
       Net investment income (loss)                           --          0.02    (0.03)    0.03      0.02      0.05
       Net gain (loss) on securities
        (both realized and unrealized)                      2.37         (4.08)    0.27    (1.43)     3.23     (0.22)
                                                          ------        ------   ------   ------    ------    ------
   Total from investment operations                         2.37         (4.06)    0.24    (1.40)     3.25     (0.17)
                                                          ------        ------   ------   ------    ------    ------
   Less distributions:
       Dividends from net investment income                (0.02)           --       --    (0.02)    (0.03)    (0.06)
       Distributions from capital gains                       --            --       --    (0.31)      .--       .--
       Return of capital                                      --            --       --    (0.27)      .--       .--
                                                          ------        ------   ------   ------    ------    ------
   Total distributions                                     (0.02)           --       --    (0.60)    (0.03)    (0.06)
                                                          ------        ------   ------   ------    ------    ------
Net asset value, end of period                            $11.29        $ 8.94   $13.00   $12.76    $14.76    $11.54
                                                          ======        ======   ======   ======    ======    ======
Total return*                                              26.29%       (31.23%)   1.88%   (9.97%)   28.22%    (1.43%)
                                                          =====         ======   ======   ======    ======    ======
Ratios/Supplemental Data

Net assets, end of period (in millions).                  $  .19        $  .15   $  .22   $  .20    $  .13    $    7
Ratio of expenses to average net assets**                   1.08%         1.08%    1.08%    1.06%     1.08%     1.08%
Ratio of net investment income (loss) to
    average net assets**.                                  (0.04%)        0.18%   (0.21%)   0.14%     0.15%     0.61%
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                            3.42%         3.63%    2.25%    1.09%     1.13%     1.23%
Ratio of net investment income (loss) to
   average net assets before contractual
   expense reimbursement and waivers**                     (2.38%)       (2.37%)  (1.38%)   0.11%     0.10%     0.46%
Portfolio turnover rate                                      .21%          .13%     .11%     .29%      .31%      .64%




                                                                          CLASS A
----------------------------------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED           YEAR           FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK      SEPTEMBER 30, 2003        ENDED         PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                    (unaudited)      MARCH 31, 2003   MARCH 31, 2002***
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 8.91            $12.99            $10.53
                                                        ------            ------            ------
   Income from investment operations:
       Net investment income (loss)                      (0.01)               --             (0.02)
       Net gain (loss) on securities
        (both realized and unrealized)                    2.35             (4.08)             2.48
                                                        ------            ------            ------
   Total from investment operations                       2.34             (4.08)             2.46
                                                        ------            ------            ------
   Less distributions:
       Dividends from net investment income                 --                --                --
       Distributions from capital gains                     --                --                --
       Return of capital                                    --                --                --
                                                        ------            ------            ------
   Total distributions                                      --                --                --
                                                        ------            ------            ------
Net asset value, end of period                          $11.25            $ 8.91            $12.99
                                                        ======            ======            ======
Total return*                                            26.26%           (31.41%)           23.36%
                                                        ======            ======            ======
Ratios/Supplemental Data

Net assets, end of period (in millions).                $ 0.19            $ 0.12            $ 0.07
Ratio of expenses to average net assets**                 1.33%             1.33%             1.33%
Ratio of net investment income (loss) to
    average net assets**.                                (0.30%)           (0.05%)           (0.49%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                          3.67%             3.93%             2.97%
Ratio of net investment income (loss) to
   average net assets before contractual
   expense reimbursement and waivers**                   (2.64%)           (2.65%)           (2.13%)
Portfolio turnover rate                                    .21%              .13%              .11%



                                                                              CLASS B
--------------------------------------------------------------------------------------------------------------

                                                        FOR THE SIX
                                                       MONTHS ENDED            YEAR            FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK         SEPTEMBER 30, 2003         ENDED         PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                       (unaudited)       MARCH 31, 2003   MARCH 31, 2002***
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 8.80             $12.93            $10.53
                                                           ------             ------            ------
   Income from investment operations:
       Net investment income (loss)                         (0.02)             (0.08)            (0.06)
       Net gain (loss) on securities
        (both realized and unrealized)                       2.30              (4.05)             2.46
                                                           ------             ------            ------
   Total from investment operations                          2.28              (4.13)             2.40
                                                           ------             ------            ------
   Less distributions:
       Dividends from net investment income                    --                 --                --
       Distributions from capital gains                        --                 --                --
       Return of capital                                       --                 --                --
                                                           ------             ------            ------
   Total distributions                                         --                 --                --
                                                           ------             ------            ------
Net asset value, end of period                             $11.08             $ 8.80            $12.93
                                                           ======             ======            ======
Total return*                                               25.91%            (31.94%)           22.79%
                                                           ======             ======            ======
Ratios/Supplemental Data

Net assets, end of period (in millions).                   $ 0.04             $ 0.02            $ 0.02
Ratio of expenses to average net assets**                    2.08%              2.08%             2.08%
Ratio of net investment income (loss) to
    average net assets**.                                   (1.09%)            (0.82%)           (1.24%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                             4.41%              4.65%             3.94%
Ratio of net investment income (loss) to
   average net assets before contractual
   expense reimbursement and waivers**                      (3.42%)            (3.39%)           (3.10%)
Portfolio turnover rate                                       .21%               .13%              .11%





                                                                          CLASS C
----------------------------------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED           YEAR             FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK       SEPTEMBER 30, 2003        ENDED         PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                     (unaudited)      MARCH 31, 2003   MARCH 31, 2002***
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 8.81            $12.93             $10.53
                                                         ------            ------             ------
   Income from investment operations:
       Net investment income (loss)                       (0.05)            (0.08)             (0.08)
       Net gain (loss) on securities
        (both realized and unrealized)                     2.33             (4.04)              2.48
                                                         ------            ------             ------
   Total from investment operations                        2.28             (4.12)              2.40
                                                         ------            ------             ------
   Less distributions:
       Dividends from net investment income                  --                --                 --
       Distributions from capital gains                      --                --                 --
       Return of capital                                     --                --                 --
                                                         ------            ------             ------
   Total distributions                                       --                --                 --
                                                         ------            ------             ------
Net asset value, end of period                           $11.09            $ 8.81             $12.93
                                                         ======            ======             ======
Total return*                                             25.88%           (31.86%)            22.79%
                                                         ======            ======             ======
Ratios/Supplemental Data

Net assets, end of period (in millions).                 $ 0.04            $ 0.03             $ 0.01
Ratio of expenses to average net assets**                  2.08%             2.08%              2.08%
Ratio of net investment income (loss) to
    average net assets**.                                 (1.03%)           (0.83%)            (1.20%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                           4.42%             4.66%              3.95%
Ratio of net investment income (loss) to
   average net assets before contractual
   expense reimbursement and waivers**                    (3.37%)           (3.41%)            (3.07%)
Portfolio turnover rate                                     .21%              .13%               .11%


  + PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE TWO YEARS ENDED MARCH 31,
    2000 WERE AUDITED BY OTHER INDEPENDENT ACCOUNTANTS.
  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
 ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B & C SHARES BEGAN SEPTEMBER 24, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

50 & 51

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND


                                                                                 CLASS I
----------------------------------------------------------------------------------------------------------------------

                                                        FOR THE SIX
                                                        MONTHS ENDED             YEARS ENDED MARCH 31,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK         SEPTEMBER 30, 2003
OUTSTANDING THROUGHOUT THE PERIOD                       (unaudited)      2003     2002     2001      2000+    1999+
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $8.04        $8.26    $8.81    $8.72     $9.12    $10.62
                                                           ------       ------   ------   ------    ------    ------
Income from investment operations:
       Net investment income                                 0.19         0.54     0.76     0.84      0.80      0.60
       Net gain (loss) on securities
         (both realized unrealized)                          0.69        (0.23)   (0.41)    0.27     (0.42)    (1.49)
                                                           ------       ------   ------   ------    ------    ------
   Total from investment operations                          0.88         0.31     0.35     1.11      0.38     (0.89)
                                                           ------       ------   ------   ------    ------    ------
   Less distributions:
       Dividends from net investment income                 (0.20)       (0.53)   (0.79)   (0.87)    (0.78)    (0.58)
       Distributions from capital gains.                       --           --    (0.02)   (0.15)       --     (0.03)
       Return of capital                                       --           --    (0.09)      --        --        --
                                                           ------       ------   ------   ------    ------    ------
   Total distributions                                      (0.20)       (0.53)   (0.90)   (1.02)    (0.78)    (0.61)
                                                           ------       ------   ------   ------    ------    ------
Net asset value, end of period                              $8.72        $8.04    $8.26    $8.81     $8.72    $ 9.12
                                                           ======       ======   ======   ======    ======    ======
Total return*                                               10.95%        4.11%    4.18%   13.49%     4.28%    (8.45%)
                                                           ======       ======   ======   ======    ======    ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                     $ .11        $ .10    $ . 9    $ . 8     $ . 5    $    4
Ratio of expenses to average net assets**                    1.08%        1.08%    1.08%    1.06%     1.08%     1.08%
Ratio of net investment income to average
    net assets**                                             4.56%        6.72%    8.82%   10.55%     9.27%     7.47%
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                             2.82%        4.57%    3.68%    1.19%     1.26%     1.46%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers**                               2.82%        3.23%    6.22%   10.42%     9.09%     7.09%
Portfolio turnover rate.                                      .27%         .36%     .34%     .36%      .34%      .11%




                                                                         CLASS A
-----------------------------------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED          YEAR              FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK       SEPTEMBER 30, 2003       ENDED          PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                     (unaudited)      MARCH 31, 2003   MARCH 31, 2002****
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $8.57             $8.68             $ 8.55
                                                        ------            ------             ------
Income from investment operations:
       Net investment income                              0.19              0.43               0.24
       Net gain (loss) on securities
         (both realized unrealized)                       0.74             (0.11)              0.16
                                                        ------            ------             ------
   Total from investment operations                       0.93              0.32               0.40
                                                        ------            ------             ------
   Less distributions:
       Dividends from net investment income              (0.19)            (0.43)             (0.24)
       Distributions from capital gains.                    --                --              (0.01)
       Return of capital                                    --                --              (0.02)
                                                        ------            ------             ------
   Total distributions                                   (0.19)            (0.43)             (0.27)
                                                        ------            ------             ------
Net asset value, end of period                           $9.31             $8.57             $ 8.68
                                                        ======            ======             ======
Total return*                                            10.93%             3.92%              4.64%
                                                        ======            ======             ======

Ratios/Supplemental Data

Net assets, end of period (in millions)                  $. 08            $.  04              $0.11
Ratio of expenses to average net assets**                 1.33%             1.33%              1.33%
Ratio of net investment income to average
    net assets**                                          4.27%             6.10%              8.39%
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                          3.06%             4.61%              4.71%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers**                            2.54%             2.82%              5.01%
Portfolio turnover rate.                                   .27%              .36%               .34%



                                                                           CLASS B
------------------------------------------------------------------------------------------------------------

                                                       FOR THE SIX
                                                       MONTHS ENDED          YEAR             FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK         SEPTEMBER 30, 2002       ENDED          PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                       (unaudited)      MARCH 31, 2003   MARCH 31, 2002***
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $8.44             $8.54              $8.55
                                                          ------            ------             ------
Income from investment operations:
       Net investment income                                0.15              0.36               0.29
       Net gain (loss) on securities
         (both realized unrealized)                         0.73             (0.11)              0.07
                                                          ------            ------             ------
   Total from investment operations                         0.88              0.25               0.36
                                                          ------            ------             ------
   Less distributions:
       Dividends from net investment income                (0.15)            (0.35)             (0.29)
       Distributions from capital gains.                      --                --              (0.01)
       Return of capital                                      --                --              (0.07)
                                                          ------            ------             ------
   Total distributions                                     (0.15)            (0.35)             (0.37)
                                                          ------            ------             ------
Net asset value, end of period                             $9.17             $8.44              $8.54
                                                          ======            ======             ======
Total return*                                              10.47%             3.17%              4.29%
                                                          ======            ======             ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                    $   1             $0.63              $0.02
Ratio of expenses to average net assets**                   2.08%             2.08%              2.07%
Ratio of net investment income to average
    net assets**                                            3.52%             5.60%              7.91%
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                            3.83%             5.47%              5.84%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers**                              1.77%             2.21%              4.14%
Portfolio turnover rate.                                     .27%               36%               .34%



                                                                         CLASS C
--------------------------------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED          YEAR             FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK     SEPTEMBER 30, 2003        ENDED         PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                   (unaudited)      MARCH 31, 2003   MARCH 31, 2002***
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $8.34             $8.48             $8.55
                                                       ------            ------            ------
Income from investment operations:
       Net investment income                             0.15              0.40              0.35
       Net gain (loss) on securities
         (both realized unrealized)                      0.72             (0.15)             0.01
                                                       ------            ------            ------
   Total from investment operations                      0.87              0.25              0.36
                                                       ------            ------            ------
   Less distributions:
       Dividends from net investment income             (0.15)            (0.39)            (0.35)
       Distributions from capital gains.                   --                --             (0.01)
       Return of capital                                   --                --             (0.07)
                                                       ------            ------            ------
   Total distributions                                  (0.15)            (0.39)            (0.43)
                                                       ------            ------            ------
Net asset value, end of period                          $9.06             $8.34             $8.48
                                                       ======            ======            ======
Total return*                                           10.52%             3.11%             4.29%
                                                       ======            ======            ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                 $   6             $ .03             $0.01
Ratio of expenses to average net assets**                2.08%             2.08%             2.08%
Ratio of net investment income to average
    net assets**                                         3.51%             5.29%             7.82%
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                         3.81%             5.33%             5.89%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers**                           1.78%             2.04%             4.01%
Portfolio turnover rate.                                  .27%              .36%              .34%


  + PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE TWO YEARS ENDED MARCH 31,
    2000 WERE AUDITED BY OTHER INDEPENDENT ACCOUNTANTS.
  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
 ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B & C SHARES BEGAN SEPTEMBER 24, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

52 & 53

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND



                                                                                         CLASS I
--------------------------------------------------------------------------------------------------------------------

                                                       FOR THE SIX
                                                     MONTHS ENDED             YEARS ENDED MARCH 31,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK        SEPTEMBER 30, 2003
OUTSTANDING THROUGHOUT THE PERIOD                     (unaudited)     2003      2002     2001     2000+     1999+
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 9.54      $14.23   $13.08    $16.90    $11.06    $11.17
                                                         ------      ------   ------    ------    ------    ------
   Income from investment operations:
       Net investment income (loss)                       (0.01)      (0.02)   (0.06)     0.01      0.01      0.05
       Net gain (loss) on securities
          (both realized and unrealized)                   2.44       (4.67)    1.21     (3.22)     5.86     (0.11)
                                                         ------      ------   ------    ------    ------    ------
   Total from investment operations                        2.43       (4.69)    1.15     (3.21)     5.87     (0.06)
                                                         ------      ------   ------    ------    ------    ------
   Less distributions:
       Dividends from net investment income                  --          --       --        --     (0.03)    (0.05)
       Distributions from capital gains                      --          --       --     (0.55)       --        --
       Return of capital                                     --          --       --     (0.06)       --        --
                                                         ------      ------   ------    ------    ------    ------
   Total distributions                                       --          --       --     (0.61)    (0.03)    (0.05)
                                                         ------      ------   ------    ------    ------    ------
Net asset value, end of period                           $11.97      $ 9.54   $14.23    $13.08    $16.90    $11.06
                                                         ======      ======   ======    ======    ======    ======
Total return*                                             25.47%     (32.96%)   8.79%   (19.34%)   53.11%    (0.52%)
                                                         ======      ======   ======    ======    ======    ======
Ratios/Supplemental Data

Net assets, end of period (in millions).                 $  .35     $ .28    $ .42      $  .38     $ .15    $  . 6
Ratio of expenses to average net assets**                  1.08%     1.08%    1.08%       1.06%     1.08%     1.08%
Ratio of net investment income (loss) to
   average net assets**                                   (0.13%)  (0.19%)  (0.44%)      (0.08%)    0.03%     0.67%
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                           2.45%     2.49%    1.73%       1.07%     1.13%     1.30%
Ratio of net investment income (loss) to
   average net assets contractual expense
   reimbursement and waivers**                            (1.50%)   (1.60%)  (1.09%)     (0.09%)   (0.02%)    0.45%
Portfolio turnover rate.                                    .03%      .11%     .13%        .14%      .36%      .19%




                                                                              CLASS A
-------------------------------------------------------------------------------------------------------------

                                                        FOR THE SIX
                                                        MONTHS ENDED           YEAR             FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK          SEPTEMBER 30, 2003        ENDED         PERIOD  ENDED
OUTSTANDING THROUGHOUT THE PERIOD                       (unaudited)       MARCH 31, 2003   MARCH 31, 2002***
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 9.51              $14.22           $11.07
                                                          ------              ------           ------
   Income from investment operations:
       Net investment income (loss)                        (0.02)              (0.04)           (0.02)
       Net gain (loss) on securities
          (both realized and unrealized)                    2.42               (4.67)            3.17
                                                          ------              ------           ------
   Total from investment operations                         2.40               (4.71)            3.15
                                                          ------              ------           ------
   Less distributions:
       Dividends from net investment income                   --                  --               --
       Distributions from capital gains                       --                  --               --
       Return of capital                                      --                  --               --
                                                          ------              ------           ------
   Total distributions                                        --                  --               --
                                                          ------              ------           ------
Net asset value, end of period                            $11.91              $ 9.51           $14.22
                                                          ======              ======           ======
Total return*                                              25.24%             (33.12%)          28.46%
                                                          ======              ======           ======
Ratios/Supplemental Data

Net assets, end of period (in millions).                  $ 0.16              $ 0.10           $ 0.16
Ratio of expenses to average net assets**                   1.33%               1.33%            1.33%
Ratio of net investment income (loss) to
   average net assets**                                   (0.40%)              (0.46%)          (0.86%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                            2.75%               2.71%            2.29%
Ratio of net investment income (loss) to
   average net assets contractual expense
   reimbursement and waivers**                             (1.82%)             (1.84%)          (1.82%)
Portfolio turnover rate.                                     .03%                .11%             .13%





                                                                               CLASS B
----------------------------------------------------------------------------------------------------------------

                                                         FOR THE SIX
                                                         MONTHS ENDED           YEAR              FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK          SEPTEMBER 30, 2003         ENDED          PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                        (unaudited)       MARCH 31, 2003    MARCH 31, 2002***
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 9.40             $14.17             $11.07
                                                            ------             ------             ------
   Income from investment operations:
       Net investment income (loss)                          (0.06)             (0.13)             (0.10)
       Net gain (loss) on securities
          (both realized and unrealized)                      2.39              (4.64)              3.20
                                                            ------             ------             ------
   Total from investment operations                           2.33              (4.77)              3.10
                                                            ------             ------             ------
   Less distributions:
       Dividends from net investment income                     --                 --                 --
       Distributions from capital gains                         --                 --                 --
       Return of capital                                        --                 --                 --
                                                            ------             ------             ------
   Total distributions                                          --                 --                 --
                                                            ------             ------             ------
Net asset value, end of period                              $11.73            $  9.40             $14.17
                                                            ======             ======             ======
Total return*                                                24.79%            (33.66%)            28.00%
                                                            ======             ======             ======
Ratios/Supplemental Data

Net assets, end of period (in millions).                    $ 0.01            $  0.01             $ 0.01
Ratio of expenses to average net assets**                     2.08%              2.08%              2.08%
Ratio of net investment income (loss) to
   average net assets**                                      (1.12%)            (1.19%)            (1.46%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                              3.45%              3.50%              3.12%
Ratio of net investment income (loss) to
   average net assets contractual expense
   reimbursement and waivers**                               (2.49%)            (2.61%)            (2.50%)
Portfolio turnover rate.                                       .03%               .11%               .13%




                                                                            CLASS C
------------------------------------------------------------------------------------------------------------

                                                       FOR THE SIX
                                                       MONTHS ENDED           YEAR            FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK         SEPTEMBER 30, 2003        ENDED         PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                      (unaudited)      MARCH 31, 2003   MARCH 31, 2002***
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 9.40            $14.16            $11.07
                                                          ------            ------            ------
   Income from investment operations:
       Net investment income (loss)                        (0.06)            (0.10)            (0.09)
       Net gain (loss) on securities
          (both realized and unrealized)                    2.40             (4.66)             3.18
                                                          ------            ------            ------
   Total from investment operations                         2.34             (4.76)             3.09
                                                          ------            ------            ------
   Less distributions:
       Dividends from net investment income                   --                --                --
       Distributions from capital gains                       --                --                --
       Return of capital                                      --                --                --
                                                          ------            ------            ------
   Total distributions                                        --                --                --
                                                          ------            ------            ------
Net asset value, end of period                            $11.74            $ 9.40            $14.16
                                                          ======            ======            ======
Total return*                                              24.89%           (33.62%)           27.91%
                                                          ======            ======            ======
Ratios/Supplemental Data

Net assets, end of period (in millions).                  $ 0.14            $ 0.09            $ 0.01
Ratio of expenses to average net assets**                   2.08%             2.08%             2.08%
Ratio of net investment income (loss) to
   average net assets**                                    (1.13%)          (1.15%)            (1.46%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                            3.48%             3.56%             3.13%
Ratio of net investment income (loss) to
   average net assets contractual expense
   reimbursement and waivers**                             (2.54%)           (2.63%)           (2.51)
Portfolio turnover rate.                                     .03%              .11%              .13%

   + PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE TWO YEARS ENDED MARCH 31,
     2000 WERE AUDITED BY OTHER INDEPENDENT ACCOUNTANTS.
  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
 ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B & C SHARES BEGAN SEPTEMBER 24, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54 & 55

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND


                                                                                 CLASS I
-----------------------------------------------------------------------------------------------------------------

                                                            FOR THE SIX
                                                           MONTHS ENDED                        FOR THE PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              SEPTEMBER 30, 2003    YEAR ENDED           ENDED
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)      MARCH 31, 2003   MARCH 31, 2002***
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $6.76            $11.38             $10.00
                                                               ------            ------             ------
   Income from investment operations:
       Net investment loss                                      (0.04)            (0.04)             (0.03)
       Net gain (loss) on securities
         (both realized and unrealized)                          3.26             (4.58)              1.41
                                                               ------            ------             ------
   Total from investment operations.                             3.22             (4.62)              1.38
                                                               ------            ------             ------
Net asset value, end of period                                  $9.98            $ 6.76             $11.38
                                                               ======            ======             ======
Total return*                                                   47.63%          (40.60%)             13.80%
                                                               ======            ======             ======

Ratios/Supplemental Data

Net assets, end of period (in millions)                         $. 04            $    2             $   04
Ratio of expenses to average net assets**.                       1.15%             1.08%              1.08%
Ratio of net investment loss to average
   net assets**                                                 (0.79%)           (0.60%)            (0.70%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers**              12.25%            14.87%              6.37%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**             (11.89%)          (14.39%)            (5.99%)
Portfolio turnover rate.                                          .26%              .19%               .05%




                                                                              CLASS A
-------------------------------------------------------------------------------------------------------------

                                                        FOR THE SIX
                                                        MONTHS ENDED          FOR THE         PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK           SEPTEMBER30, 2003      YEAR ENDED        ENDED
OUTSTANDING THROUGHOUT THE PERIOD                        (unaudited)      MARCH 31, 2003  MARCH 31, 2002***
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $6.74              $11.37          $10.00
                                                           ------              ------          ------
   Income from investment operations:
       Net investment loss                                 (0.03)               (0.05)          (0.03)
       Net gain (loss) on securities
         (both realized and unrealized)                      3.22               (4.58)           1.40
                                                           ------              ------          ------
   Total from investment operations.                         3.19               (4.63)           1.37
                                                           ------              ------          ------
Net asset value, end of period                              $9.93              $ 6.74          $11.37
                                                           ======              ======          ======
Total return*                                               47.33%             (40.72%)         13.70%
                                                           ======              ======          ======

Ratios/Supplemental Data

Net assets, end of period (in millions)                     $0.07              $ 0.03          $ 0.02
Ratio of expenses to average net assets**.                   1.40%               1.33%           1.33%
Ratio of net investment loss to average
   net assets**                                             (1.05%)             (0.84%)         (0.96%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers**          12.47%              15.72%           7.26%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**         (12.12%)            (15.23%)         (6.89%)
Portfolio turnover rate.                                      .26%                .19%            .05%




                                                                                  CLASS B
-----------------------------------------------------------------------------------------------------------------

                                                             FOR THE SIX
                                                             MONTHS ENDED                     FOR THE PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK               SEPTEMBER 30, 2003    YEAR ENDED          ENDED
OUTSTANDING THROUGHOUT THE PERIOD                             (unaudited)     MARCH 31, 2003  MARCH 31, 2002***
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $6.67            $11.33           $10.00
                                                                ------            ------           ------
   Income from investment operations:
       Net investment loss                                       (0.04)            (0.10)           (0.09)
       Net gain (loss) on securities
         (both realized and unrealized)                           3.16             (4.56)            1.42
                                                                ------            ------           ------
   Total from investment operations.                              3.12             (4.66)            1.33
                                                                ------            ------           ------
Net asset value, end of period                                   $9.79            $ 6.67           $11.33
                                                                ======            ======           ======
 Total return*                                                   46.78%           (41.13%)          13.30%
                                                                ======            ======           ======

Ratios/Supplemental Data

Net assets, end of period (in millions)                          $0.04            $ 0.01          $  0.01
Ratio of expenses to average net assets**.                        2.15%             2.08%            2.08%
Ratio of net investment loss to average
   net assets**                                                  (1.82%)           (1.60%)          (1.71%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers**               13.03%            15.89%            9.49%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**              (12.70%)          (15.41%)          (9.12%)
Portfolio turnover rate.                                            26%              .19%             .05%




                                                                                       CLASS C
---------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE SIX
                                                                 MONTHS ENDED                        FOR THE PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                   SEPTEMBER 30, 2003      YEAR ENDED          ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                 (unaudited)       MARCH 31, 2003  MARCH 31, 2002***
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $6.67              $11.33           $10.00
                                                                   ------              ------           ------
   Income from investment operations:
       Net investment loss                                          (0.08)              (0.12)           (0.09)
       Net gain (loss) on securities
         (both realized and unrealized)                              3.20               (4.54)            1.42
                                                                   ------              ------           ------
   Total from investment operations.                                 3.12               (4.66)            1.33
                                                                   ------              ------           ------
Net asset value, end of period                                      $9.79              $ 6.67           $11.33
                                                                   ======              ======           ======
Total return*                                                       46.78%             (41.13%)          13.30%
                                                                   ======              ======           ======

Ratios/Supplemental Data

Net assets, end of period (in millions)                             $0.01              $ 0.01           $ 0.01
Ratio of expenses to average net assets**.                           2.15%               2.08%            2.08%
Ratio of net investment loss to average
   net assets**                                                     (1.79%)             (1.61%)          (1.71%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers**                  13.26%              15.75%            9.49%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**                 (12.90%)            (15.28%)          (9.12%)
Portfolio turnover rate.                                               26%                .19%             .05%

  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A,B,C & I SHARES BEGAN OCTOBER 12, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56 & 57

FINANCIAL HIGHLIGHTS
SMALL CAP FUND

                                                                               CLASS I
--------------------------------------------------------------------------------------------------------------

                                                          FOR THE SIX
                                                         MONTHS ENDED                        FOR THE PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK            SEPTEMBER 30, 2003     YEAR ENDED          ENDED
OUTSTANDING THROUGHOUT THE PERIOD                         (unaudited)       MARCH 31, 2003  MARCH 31, 2002***
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.29            $12.62            $10.00
                                                              ------            ------            ------
   Income from investment operations:
       Net investment loss                                     (0.04)            (0.02)            (0.03)
       Net gain (loss) on securities
         (both realized and unrealized)                         3.87             (4.31)             2.65
                                                              ------            ------            ------
   Total from investment operations                             3.83             (4.33)             2.62
                                                              ------            ------            ------
Net asset value, end of period                                $12.12            $ 8.29            $12.62
                                                              ======            ======            ======
Total return*                                                  46.20%           (34.31%)           26.20%
                                                              ======            ======            ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                        $   5           $    03            $   04
Ratio of expenses to average net assets**.                      1.15%             1.08%             1.08%
Ratio of net investment loss to average
    net assets**                                               (0.75%)           (0.59%)           (0.60%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**.                                               5.97%             7.28%             6.06%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**             (5.57%)           (6.79%)           (5.58%)
Portfolio turnover rate.                                         .25%              .26%              0.0%



                                                                                   CLASS A
--------------------------------------------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED                       FOR THE PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK               SEPTEMBER 30, 2003      YEAR ENDED           ENDED
OUTSTANDING THROUGHOUT THE PERIOD                             (unaudited)       MARCH 31, 2003   MARCH 31, 2002***
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 8.26             $12.60            $10.00
                                                                 ------             ------            ------
   Income from investment operations:
       Net investment loss                                        (0.04)             (0.08)            (0.02)
       Net gain (loss) on securities
         (both realized and unrealized)                            3.84              (4.26)             2.62
                                                                 ------             ------            ------
   Total from investment operations                                3.80              (4.34)             2.60
                                                                 ------             ------            ------
Net asset value, end of period                                   $12.06             $ 8.26            $12.60
                                                                 ======             ======            ======
Total return*                                                     46.00%            (34.44%)           26.00%
                                                                 ======             ======            ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                           $   5             $   02            $ 0.24
Ratio of expenses to average net assets**.                         1.40%              1.33%             1.33%
Ratio of net investment loss to average
    net assets**                                                  (1.00%)            (0.83%)           (0.93%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**.                                                  6.05%              7.75%             6.85%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**                (5.65%)            (7.25%)           (6.45%)
Portfolio turnover rate.                                            .25%               .26%              .00%




                                                                              CLASS B
------------------------------------------------------------------------------------------------------------

                                                        FOR THE SIX
                                                        MONTHS ENDED                         FOR THE PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK          SEPTEMBER 30, 2003     YEAR ENDED            ENDED
OUTSTANDING THROUGHOUT THE PERIOD                       (unaudited)       MARCH 31, 2003   MARCH 31, 2002***
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 8.17             $12.56            $10.00
                                                           ------             ------            ------
   Income from investment operations:
       Net investment loss                                  (0.07)             (0.12)            (0.03)
       Net gain (loss) on securities
         (both realized and unrealized)                      3.79              (4.27)             2.59
                                                           ------             ------            ------
   Total from investment operations                          3.72              (4.39)             2.56
                                                           ------             ------            ------
Net asset value, end of period                             $11.89             $ 8.17            $12.56
                                                           ======             ======            ======
Total return*                                               45.53%            (34.95%)           25.60%
                                                           ======             ======            ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                    $ 0.41             $ 0.18            $ 0.05
Ratio of expenses to average net assets**.                   2.15%              2.08%             2.08%
Ratio of net investment loss to average
    net assets**                                            (1.76%)            (1.58%)           (1.60%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**.                                            6.84%              8.44%             9.19%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**          (6.45%)            (7.94%)           (8.71%)
Portfolio turnover rate.                                      .25%               .26%               .0%




                                                                              CLASS C
-------------------------------------------------------------------------------------------------------------

                                                          FOR THE SIX
                                                         MONTHS ENDED                         FOR THE PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK           SEPTEMBER 30, 2003    YEAR ENDED             ENDED
OUTSTANDING THROUGHOUT THE PERIOD                         (unaudited)      MARCH 31, 2003   MARCH 31, 2002***
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 8.17           $12.56             $10.00
                                                             ------           ------             ------
   Income from investment operations:
       Net investment loss                                    (0.05)           (0.12)             (0.01)
       Net gain (loss) on securities
         (both realized and unrealized)                        3.77            (4.27)              2.57
                                                             ------           ------             ------
   Total from investment operations                            3.72            (4.39)              2.56
                                                             ------           ------             ------
Net asset value, end of period                               $11.89           $ 8.17             $12.56
                                                             ======           ======             ======
Total return*                                                 45.53%          (34.95%)            25.60%
                                                             ======           ======             ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                      $   02           $ 0.32             $ 0.16
Ratio of expenses to average net assets**.                     2.15%            2.08%              2.08%
Ratio of net investment loss to average
    net assets**                                              (1.79%)          (1.58%)            (1.70%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**.                                              6.59%            8.35%              9.62%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**            (6.23%)          (7.85%)            (9.24%)
Portfolio turnover rate.                                        .25%             .26%                 0%

  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A,B,C & I SHARES BEGAN OCTOBER 15, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


58 & 59

FINANCIAL HIGHLIGHTS
MID CAP FUND


                                                                        CLASS I
-------------------------------------------------------------------------------------------------

                                                            FOR THE SIX
                                                           MONTHS ENDED           FORTHE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              SEPTEMBER30, 2003     PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)      MARCH 31, 2003***
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $7.77              $10.00
                                                              ------              ------
   Income from investment operations:
       Net investment loss                                     (0.03)              (0.04)
       Net gain (loss) on securities
         (both realized and unrealized)                         2.63               (2.19)
                                                              ------              ------
   Total from investment operations.                            2.60               (2.23)
                                                              ------              ------
Net asset value, end of period                                $10.37              $ 7.77
                                                              ======              ======
Total return*                                                  33.46%             (22.30%)
                                                              ======              ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                        $  02              $    1
Ratio of expenses to average net assets**                       1.15%               1.08%
Ratio of net investment loss to average
   net assets**                                                (0.68%)             (0.56%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                               24.09%              27.90%
Ratio of net investment loss to average net
   assets contractual expense reimbursement
   and waivers**                                              (23.62%)            (27.38%)
Portfolio turnover rate                                           03%                 11%




                                                                     CLASS A
--------------------------------------------------------------------------------------------------

                                                        FOR THE SIX
                                                        MONTHS ENDED             FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK           SEPTEMBER 30, 2003      PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                        (unaudited)        MARCH 31, 2002***
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 7.75                $10.00
                                                          ------                ------
   Income from investment operations:
       Net investment loss                                 (0.03)                (0.03)
       Net gain (loss) on securities
         (both realized and unrealized)                     2.61                 (2.22)
                                                          ------                ------
   Total from investment operations.                        2.58                 (2.25)
                                                          ------                ------
Net asset value, end of period                            $10.33                $ 7.75
                                                          ======                ======
Total return*                                              33.29%               (22.50%)
                                                          ======                ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                   $ 0.29                $ 0.08
Ratio of expenses to average net assets**                   1.40%                 1.33%
Ratio of net investment loss to average
   net assets**                                            (0.97%)               (0.83%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                           24.17%                29.57%
Ratio of net investment loss to average net
   assets contractual expense reimbursement
   and waivers**                                          (23.74%)              (29.07%)
Portfolio turnover rate                                        3%                   11%




                                                                          CLASS B
---------------------------------------------------------------------------------------------------

                                                             FOR THE SIX
                                                             MONTHS ENDED            FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK               SEPTEMBER 30, 2003      PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                             (unaudited)       MARCH 31, 2002***
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 7.69              $10.00
                                                                 ------              ------
   Income from investment operations:
       Net investment loss                                        (0.05)              (0.12)
       Net gain (loss) on securities
         (both realized and unrealized)                            2.58               (2.19)
                                                                 ------              ------
   Total from investment operations.                               2.53               (2.31)
                                                                 ------              ------
Net asset value, end of period                                   $10.22              $ 7.69
                                                                 ======              ======
Total return*                                                     32.90%             (23.10%)
                                                                 ======              ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                          $ 0.02              $ 0.01
Ratio of expenses to average net assets**                          2.15%               2.08%
Ratio of net investment loss to average
   net assets**                                                   (1.71%)             (1.56%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                                  24.96%              28.71%
Ratio of net investment loss to average net
   assets contractual expense reimbursement
   and waivers**                                                 (24.52%)            (28.19%)
Portfolio turnover rate                                              03%                 11%




                                                                CLASS C
-------------------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED           FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK      SEPTEMBER 30, 2003      PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                    (unaudited)       MARCH 31, 2002***
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 7.69               $10.00
                                                       ------               ------
   Income from investment operations:
       Net investment loss                              (0.04)               (0.09)
       Net gain (loss) on securities
         (both realized and unrealized)                  2.57                (2.22)
                                                       ------               ------
   Total from investment operations.                     2.53                (2.31)
                                                       ------               ------
Net asset value, end of period                         $10.22               $ 7.69
                                                       ======               ======
Total return*                                           32.90%              (23.10%)
                                                       ======               ======
Ratios/Supplemental Data

Net assets, end of period (in millions)                $ 0.05               $ 0.02
Ratio of expenses to average net assets**                2.15%                2.08%
Ratio of net investment loss to average
   net assets**                                         (1.69%)              (1.56%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers**                                        25.02%               29.53%
Ratio of net investment loss to average net
   assets contractual expense reimbursement
   and waivers**                                       (24.56%)             (29.01%)
Portfolio turnover rate                                    03%                  11%

  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A,B,C & I SHARES BEGAN MAY 1, 2002.

60 & 61

AFBA 5STAR FUND, INC.

AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR USA GLOBAL FUND
AFBA 5STAR SCIENCE &
       TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR MID CAP FUND



[LOGO OMITTED] AFBA 5STAR FUND, INC.







AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
909 N. Washington Street
Alexandria, VA  22314
1-800-243-9865
www.afba.com


SHAREHOLDER INQUIRIES 1-888-578-2733



BB10432                                                  5/03        AR12SAR-903

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                       AFBA 5Star Fund, Inc.

By (Signature and Title)*          John A. Johnson
                                   ----------------------------------------
                                   John A. Johnson, Chief Executive Officer
                                   (principal executive officer)

Date: 11/18/03



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          John A. Johnson
                                   -------------------------------------------
                                   John A. Johnson, Chief Executive Officer
                                   (principal executive officer)

Date: 11/18/03



By (Signature and Title)*          Kimberley E. Woodling
                                   -------------------------------------------
                                   Kimberley E. Wooding, Chief Financial Officer
                                  (principal financial officer)

Date: 11/18/03




* Print the name and title of each signing officer under his or her signature.